Schedule of investments
Optimum Fixed Income Fund
June 30, 2026 (Unaudited)
	Principal amount°	Value (US $)
Agency Collateralized Mortgage Obligations — 0.85%
Fannie Mae Grantor Trust
Series 1999-T2 A1 7.50% 1/19/39 •	2,031	$ 2,072
Series 2004-T1 1A2 6.50% 1/25/44	1,503	1,528
Fannie Mae REMIC Trust
Series 2004-W11 1A2 6.50% 5/25/44	14,559	14,852
Series 2004-W15 1A1 6.00% 8/25/44	7,676	7,789
Fannie Mae REMICs
Series 1999-19 PH 6.00% 5/25/29	5,456	5,506
Series 2001-14 Z 6.00% 5/25/31	380	388
Series 2007-30 OE 1.784% 4/25/37 Ω, ^	773,482	632,605
Series 2008-24 ZA 5.00% 4/25/38	2,267,908	2,275,307
Series 2009-2 AS 1.958% (5.59% minus SOFR, Cap 5.70%) 2/25/39 Σ, =, •	169,146	8,786
Series 2009-68 SA 3.008% (6.64% minus SOFR, Cap 6.75%) 9/25/39 Σ, =, •	58,490	4,575
Series 2017-40 GZ 3.50% 5/25/47	327,751	295,417
Series 2017-95 FA 4.114% (SOFR + 0.46%, Floor 0.35%) 11/25/47 •	114,593	113,476
Series 2024-38 FA 4.449% (SOFR + 0.80%, Floor 0.80%) 1/25/51 •	1,250,791	1,255,458
Series 2024-46 CF 4.778% (SOFR + 1.15%, Cap 7.00%, Floor 1.15%) 7/25/54 •	329,593	332,879
Series 3143 BC 5.50% 2/15/36	401,142	408,348
	Principal amount°	Value (US $)
Agency Collateralized Mortgage Obligations (continued)
Freddie Mac REMICs
Series 2165 PE 6.00% 6/15/29	4,975	$ 5,034
Series 3289 SA 3.043% (6.64% minus SOFR, Cap 6.75%) 3/15/37 Σ, =, •	113,924	7,632
Series 4676 KZ 2.50% 7/15/45	286,104	244,910
Series 5468 WF 4.728% (SOFR + 1.10%, Cap 6.50%, Floor 1.10%) 11/25/54 •	363,701	364,786
Series 5473 FH 4.778% (SOFR + 1.15%, Cap 6.50%, Floor 1.15%) 11/25/54 •	1,148,746	1,153,621
Series 5508 FB 4.628% (SOFR + 1.00%, Cap 6.50%, Floor 1.00%) 2/25/55 •	976,515	977,453
Series 5560 FB 4.628% (SOFR + 1.00%, Cap 8.00%, Floor 1.00%) 6/25/55 •	2,451,397	2,475,155
Series 5596 CF 4.778% (SOFR + 1.15%, Cap 6.50%, Floor 1.15%) 11/25/55 •	1,129,806	1,134,648
Series 5609 FC 4.498% (SOFR + 0.87%, Cap 7.00%, Floor 0.87%) 12/25/55 •	1,183,495	1,186,445
Series 5685 FB 4.65% (SOFR + 1.05%, Cap 6.50%, Floor 1.05%) 7/25/56 =, •	2,500,000	2,502,947
NQ- OPTFI [0626] 0826 (5831270)    1

Schedule of investments
Optimum Fixed Income Fund
	Principal amount°	Value (US $)
Agency Collateralized Mortgage Obligations (continued)
Freddie Mac Structured Pass Through Certificates
Series T-54 2A 6.50% 2/25/43 ♦	7,908	$ 8,298
Series T-58 2A 6.50% 9/25/43 ♦	2,110	2,132
GNMA
Series 2008-65 SB 2.246% (5.89% minus TSFR01M, Cap 6.00%) 8/20/38 Σ, =, •	150,774	615
Series 2009-2 SE 2.066% (5.71% minus TSFR01M, Cap 5.82%) 1/20/39 Σ, =, •	525,232	5,658
Series 2011-H21 FT 4.42% (H15T1Y + 0.70%, Cap 15.25%, Floor 0.70%) 10/20/61 •	269,330	270,310
Series 2011-H23 FA 4.461% (TSFR01M + 0.81%, Cap 11.00%, Floor 0.70%) 10/20/61 •	274,514	274,914
Series 2012-H08 FB 4.361% (TSFR01M + 0.71%, Cap 11.00%, Floor 0.60%) 3/20/62 •	34,149	34,165
Series 2012-H18 NA 4.281% (TSFR01M + 0.63%, Cap 10.50%, Floor 0.52%) 8/20/62 •	25,021	25,010
Series 2012-H29 SA 4.276% (TSFR01M + 0.63%, Cap 12.00%, Floor 0.52%) 10/20/62 •	636,617	636,071
Series 2013-113 LY 3.00% 5/20/43	424,984	391,119
Series 2015-H10 FA 4.361% (TSFR01M + 0.71%, Cap 7.50%) 4/20/65 •	1,662,119	1,664,242
	Principal amount°	Value (US $)
Agency Collateralized Mortgage Obligations (continued)
GNMA
Series 2015-H11 FC 4.311% (TSFR01M + 0.66%, Cap 7.50%, Floor 0.55%) 5/20/65 •	160,985	$ 161,116
Series 2015-H12 FB 4.361% (TSFR01M + 0.71%, Cap 7.50%, Floor 0.60%) 5/20/65 •	716,660	717,659
Series 2015-H20 FB 4.361% (TSFR01M + 0.71%, Cap 7.50%, Floor 0.60%) 8/20/65 •	185,450	185,722
Series 2015-H30 FD 4.361% (TSFR01M + 0.71%, Cap 11.00%, Floor 0.60%) 10/20/65 •	8,703	8,708
Series 2016-H06 FD 4.681% (TSFR01M + 1.03%, Cap 7.50%, Floor 0.92%) 7/20/65 •	173,085	174,214
Series 2017-163 ZK 3.50% 11/20/47	1,589,382	1,463,072
Series 2025-170 FC 4.709% (SOFR + 1.10%, Cap 6.50%, Floor 1.10%) 10/20/55 •	442,392	443,847
Series 2025-204 FH 4.559% (SOFR + 0.95%, Cap 7.00%, Floor 0.95%) 12/20/55 •	980,531	983,792
Total Agency Collateralized Mortgage Obligations (cost $23,122,203)		22,862,281

Agency Commercial Mortgage-Backed Securities — 0.35%
Freddie Mac Multifamily Structured Pass Through Certificates
Series K144 A2 2.45% 4/25/32 ♦	4,750,000	4,252,070

2    NQ- OPTFI [0626] 0826 (5831270)

	Principal amount°	Value (US $)

Agency Commercial Mortgage-Backed Securities (continued)
Freddie Mac Multifamily Structured Pass Through Certificates
Series K150 A2 3.71% 9/25/32 ♦, •	2,300,000	$ 2,194,101
Series K753 A2 4.40% 10/25/30 ♦	1,575,000	1,568,905
Series X3FX A2FX 3.00% 6/25/27 ♦	874,786	867,118

FREMF Mortgage Trust Series 2017-K71 B 144A 3.88% 11/25/50 #, •	470,000	462,717
Total Agency Commercial Mortgage-Backed Securities (cost $9,452,455)		9,344,911

Agency Mortgage-Backed Securities — 39.29%
Fannie Mae 5.50% 3/1/37	2,451	2,440
Fannie Mae S.F. 15 yr
2.00% 3/1/37	1,474,866	1,344,654
2.50% 7/1/36	3,723,236	3,485,343
2.50% 8/1/36	549,536	514,424
2.50% 6/1/37	1,618,019	1,514,638
Fannie Mae S.F. 30 yr
2.00% 6/1/50	8,669,613	7,005,416
2.00% 12/1/50	4,510,358	3,656,933
2.00% 1/1/51	761,111	622,445
2.00% 2/1/51	2,834,610	2,301,170
2.00% 3/1/51	97,848	78,807
2.00% 4/1/51	39,636,121	31,983,710
2.00% 7/1/51	3,299,881	2,660,449
2.00% 8/1/51	1,070,749	871,325
2.00% 9/1/51	6,677,316	5,364,831
2.00% 1/1/52	2,923,244	2,387,295
2.50% 8/1/50	2,492,091	2,131,574
2.50% 1/1/51	2,067,492	1,752,146
2.50% 7/1/51	962,141	821,057
2.50% 8/1/51	5,288,941	4,517,670
2.50% 2/1/52	17,611,370	14,801,897
2.50% 3/1/52	11,354,493	9,541,882
2.50% 4/1/52	50,939	43,225
3.00% 4/1/43	304,904	275,943
3.00% 7/1/51	2,901,980	2,572,892
3.00% 12/1/51	5,781,340	5,098,414
3.00% 6/1/52	2,112,164	1,868,072
3.00% 7/1/52	11,015,853	9,611,869
3.00% 3/1/56	9,383,844	8,187,876
3.50% 2/1/47	6,654,310	6,204,454
3.50% 7/1/47	498,647	465,690
3.50% 7/1/50	2,694,962	2,505,448
	Principal amount°	Value (US $)

Agency Mortgage-Backed Securities (continued)
Fannie Mae S.F. 30 yr
3.50% 8/1/50	3,556,142	$ 3,271,815
3.50% 9/1/52	5,326,992	4,887,100
4.00% 10/1/40	6,085	5,906
4.00% 11/1/40	23,537	22,845
4.00% 3/1/46	48,617	46,387
4.00% 3/1/47	2,184,193	2,083,876
4.00% 4/1/47	344,723	327,846
4.00% 6/1/48	1,636,002	1,559,600
4.00% 9/1/48	1,573,423	1,492,520
4.00% 1/1/49	29,945	28,337
4.00% 3/1/49	84,333	79,980
4.00% 6/1/49	385,659	366,035
4.00% 9/1/52	3,875,008	3,631,941
4.50% 5/1/35	14,349	14,090
4.50% 8/1/35	24,371	24,102
4.50% 9/1/35	28,003	27,694
4.50% 5/1/39	120,535	119,202
4.50% 4/1/41	10,336	10,221
4.50% 10/1/52	8,121,157	7,850,735
5.00% 3/1/34	430	429
5.00% 4/1/34	3,048	3,026
5.00% 8/1/34	4,270	4,261
5.00% 4/1/35	1,302	1,309
5.00% 12/1/37	374	375
5.00% 3/1/38	32,288	32,528
5.00% 5/1/40	54,550	55,012
5.00% 7/1/47	202,541	204,256
5.00% 1/1/51	2,325,064	2,323,368
5.50% 12/1/33	5,445	5,465
5.50% 2/1/35	70,246	70,845
5.50% 10/1/52	4,013,922	4,059,669
5.50% 9/1/55	6,574,362	6,599,280
6.00% 9/1/36	4,518	4,686
6.00% 12/1/38	1,639	1,719
6.00% 9/1/55	19,466,012	19,915,983
6.50% 11/1/33	791	819
6.50% 2/1/36	14,052	14,847
6.50% 3/1/36	14,011	14,624
6.50% 6/1/36	15,297	16,021
6.50% 2/1/38	3,214	3,326
6.50% 11/1/38	1,343	1,406
6.50% 3/1/55	7,698,640	7,966,571
Fannie Mae S.F. 30 yr TBA
4.00% 9/1/56	70,500,000	65,818,194
4.50% 8/1/56	184,000,000	176,115,306
5.00% 8/1/56	79,400,000	77,930,004
5.50% 8/1/56	142,400,000	142,654,754
6.00% 7/1/56	32,300,000	33,018,636
NQ- OPTFI [0626] 0826 (5831270)    3

Schedule of investments
Optimum Fixed Income Fund
	Principal amount°	Value (US $)

Agency Mortgage-Backed Securities (continued)
Fannie Mae S.F. 30 yr TBA
6.50% 8/1/56	188,500,000	$ 194,779,425

Freddie Mac ARM 6.305% (RFUCCT1Y + 2.18%, Cap 10.56%, Floor 2.18%) 5/1/37 •	15,387	15,888
Freddie Mac S.F. 15 yr
2.00% 8/1/36	9,971,510	9,091,653
2.00% 1/1/37	3,997,571	3,652,804
3.00% 3/1/35	4,059,475	3,874,778
Freddie Mac S.F. 30 yr
2.00% 3/1/52	9,462,726	7,603,498
2.50% 5/1/51	752,619	642,385
2.50% 10/1/51	5,389,146	4,602,279
2.50% 12/1/51	2,339,067	1,992,153
2.50% 5/1/52	595,384	500,217
3.00% 11/1/46	1,668,677	1,498,357
3.00% 11/1/49	1,623,963	1,433,142
3.00% 8/1/51	169,364	150,133
3.00% 8/1/52	3,129,167	2,763,584
3.50% 8/1/48	13,078	12,035
3.50% 9/1/48	1,352,313	1,244,005
4.00% 10/1/47	960,033	908,062
4.00% 9/1/52	5,618,641	5,283,036
4.50% 10/1/52	2,708,757	2,616,601
5.00% 6/1/53	8,014,144	7,918,511
5.00% 1/1/55	3,843,510	3,784,697
5.50% 3/1/53	4,105,832	4,168,210
5.50% 9/1/53	4,889,038	4,946,926
6.50% 11/1/33	6,419	6,650
6.50% 1/1/35	28,551	29,576
6.50% 8/1/54	2,460,994	2,546,642
7.00% 1/1/38	4,199	4,439
GNMA I S.F. 30 yr
3.00% 8/15/45	3,139,954	2,817,981
3.00% 3/15/50	274,014	243,335
5.50% 10/15/42	1,331,934	1,382,933
GNMA II S.F. 30 yr
2.00% 10/20/50	14,910,289	12,257,077
2.50% 7/20/51	15,911,424	13,607,768
3.00% 4/20/52	7,634,823	6,784,092
3.50% 9/20/55	9,025,848	8,109,921
4.00% 4/20/55	5,807,765	5,401,833
4.50% 8/20/55	7,052,410	6,777,830
5.00% 9/20/52	1,171,533	1,163,038
5.00% 12/20/54	7,738,770	7,646,888
5.50% 6/20/49	2,255,577	2,307,532
5.50% 2/20/55	3,664,828	3,685,997
6.00% 4/20/34	279	281
		Principal amount°	Value (US $)

Agency Mortgage-Backed Securities (continued)
GNMA II S.F. 30 yr
6.00% 3/20/55		4,774,246	$ 4,886,242
6.50% 4/20/55		3,760,055	3,896,516

GNMA II S.F. 30 yr TBA 4.00% 8/20/56		6,000,000	5,572,993
Total Agency Mortgage-Backed Securities (cost $1,059,444,460)			1,049,492,883

Collateralized Debt Obligations — 0.16%
BDS Series 2025-FL14 A 144A 4.921% (TSFR01M + 1.28%, Floor 1.28%) 10/17/42 #, •		600,000	600,014
MF1Series 2025-FL17 A 144A 4.957% (TSFR01M + 1.32%, Floor 1.32%) 2/18/40 #, •		1,400,000	1,400,210
PFP Series 2024-11 A 144A 5.444% (TSFR01M + 1.83%, Floor 1.83%) 9/17/39 #, •		1,740,637	1,742,140
Romark Credit Funding III Series 2024-3A A 144A 5.539% 9/15/42 #		500,000	500,559
Total Collateralized Debt Obligations (cost $4,231,859)			4,242,923

Collateralized Loan Obligations — 2.64%
AGL CLO 17 Series 2022-17A AR 144A 4.622% (TSFR03M + 0.95%, Floor 0.95%) 1/21/35 #, •		2,550,000	2,548,773
AIMCO CLO 15 Series 2021-15A D1R 144A 6.43% (TSFR03M + 2.75%, Floor 2.75%) 4/17/38 #, •		750,000	753,389
Ares European CLO X DAC Series 10A AR 144A 2.984% (EUR003M + 0.78%, Floor 0.78%) 10/15/31 #, •	EUR	220,129	251,483

4    NQ- OPTFI [0626] 0826 (5831270)

		Principal amount°	Value (US $)

Collateralized Loan Obligations (continued)
Ares European CLO XII DAC Series 12A AR 144A 3.088% (EUR003M + 0.85%, Floor 0.85%) 4/20/32 #, •	EUR	174,366	$ 199,179
Atlantic Avenue Series 2024-3A A 144A 4.935% (TSFR03M + 1.26%, Floor 1.26%) 1/20/35 #, •		4,000,000	4,000,584
Atlas Senior Loan Fund XVIII Series 2021-18A A1R 144A 4.785% (TSFR03M + 1.11%, Floor 1.11%) 1/18/35 #, •		1,700,000	1,700,219
Aurium CLO IV DAC Series 4A AR 144A 2.973% (EUR003M + 0.73%, Floor 0.73%) 1/16/31 #, •	EUR	1,232,792	1,408,303
Bain Capital Credit CLO Series 2021-7A A1R 144A 4.644% (TSFR03M + 0.98%, Floor 0.98%) 1/22/35 #, •		3,150,000	3,151,099
Ballyrock CLO 18 Series 2021-18A C1R 144A 6.523% (TSFR03M + 2.85%, Floor 2.85%) 4/15/38 #, •		850,000	842,099
Black Diamond CLO DAC Series 2019-1A A1R 144A 3.263% (EUR003M + 0.98%, Floor 0.98%) 5/15/32 #, •	EUR	23,123	26,419
BNPP AM Euro CLO DAC
Series 2018-1A AR 144A 2.804% (EUR003M + 0.60%, Floor 0.60%) 4/15/31 #, •	EUR	154,324	175,971
Series 2019-1A AR 144A 3.014% (EUR003M + 0.82%, Floor 0.82%) 7/22/32 #, •	EUR	889,918	1,016,193

		Principal amount°	Value (US $)

Collateralized Loan Obligations (continued)

Canyon Capital CLO Series 2019-2A AR2 144A 4.683% (TSFR03M + 1.01%, Floor 1.01%) 10/15/34 #, •		1,350,000	$ 1,349,640
Canyon CLO Series 2020-2A AR2 144A 4.703% (TSFR03M + 1.03%, Floor 1.03%) 10/15/34 #, •		1,900,000	1,900,194
Capital Four CLO X DAC Series 10A A 144A 3.415% (EUR003M + 1.25%, Floor 1.25%) 10/25/38 #, •	EUR	1,000,000	1,144,301
Carlyle Euro CLO DAC
Series 2019-2A A1R 144A 3.173% (EUR003M + 0.89%, Floor 0.89%) 8/15/32 #, •	EUR	113,320	129,475
Series 2025-1A A1 144A 3.493% (EUR003M + 1.21%, Floor 1.21%) 8/15/38 #, •	EUR	1,000,000	1,142,783

CIFC Funding Series 2025-1A D1 144A 6.166% (TSFR03M + 2.50%, Floor 2.50%) 4/23/38 #, •		850,000	845,813
Dryden 109 CLO Series 2022-109A DR 144A 6.373% (TSFR03M + 2.70%, Floor 2.70%) 4/15/38 #, •		850,000	847,410
Dryden 27 R Euro CLO DAC Series 2017-27A AR 144A 2.864% (EUR003M + 0.66%, Floor 0.66%) 4/15/33 #, •	EUR	679,127	775,100
Dryden 52 Euro CLO DAC Series 2017-52A AR 144A 3.143% (EUR003M + 0.86%, Floor 0.86%) 5/15/34 #, •	EUR	611,219	698,351
NQ- OPTFI [0626] 0826 (5831270)    5

Schedule of investments
Optimum Fixed Income Fund
		Principal amount°	Value (US $)

Collateralized Loan Obligations (continued)

Elmwood CLO 22 Series 2023-1A D1R 144A 6.48% (TSFR03M + 2.80%, Floor 2.80%) 4/17/38 #, •		750,000	$ 755,745
Euro-Galaxy III CLO DAC Series 2013-3A ARRR 144A 2.781% (EUR003M + 0.62%, Floor 0.62%) 4/24/34 #, •	EUR	2,254,850	2,574,142
Harvest CLO XVI DAC Series 16A AR3 144A 3.464% (EUR003M + 1.26%, Floor 1.26%) 10/15/38 #, •	EUR	720,000	823,927
Indigo Credit Management II DAC Series 2A A 144A 3.404% (EUR003M + 1.20%, Floor 1.20%) 7/15/38 #, •	EUR	1,100,000	1,257,624
Kennedy Lewis CLO 10 Series 2022-10A D1R 144A 6.514% (TSFR03M + 2.85%, Floor 2.85%) 1/22/38 #, •		600,000	599,290
Madison Park Funding XXVII Series 2018-27A D1R 144A 6.525% (TSFR03M + 2.85%, Floor 2.85%) 4/20/38 #, •		850,000	830,751
Magnetite LI Series 2025-51A A1 144A 4.867% (TSFR03M + 1.20%, Floor 1.20%) 10/25/38 #, •		10,300,000	10,312,278
Magnetite XLV Series 2025-45A D1 144A 6.173% (TSFR03M + 2.50%, Floor 2.50%) 4/15/38 #, •		750,000	748,665
Marathon CLO Series 2021-16A A1AR 144A 4.783% (TSFR03M + 1.11%, Floor 1.11%) 4/15/34 #, •		1,250,000	1,250,951
		Principal amount°	Value (US $)

Collateralized Loan Obligations (continued)

Marble Point CLO XVI Series 2019-2A AR2 144A 4.667% (TSFR03M + 1.03%, Floor 1.03%) 11/16/34 #, •		4,000,000	$ 4,000,000
Neuberger Berman CLO XX Series 2015-20A D1R3 144A 6.323% (TSFR03M + 2.65%, Floor 2.65%) 4/15/39 #, •		500,000	501,320
Neuberger Berman Loan Advisers CLO 42 Series 2021-42A AR 144A 4.63% (TSFR03M + 0.95%, Floor 0.95%) 7/16/36 #, •		650,000	649,124
Oaktree CLO Series 2020-1A D1RR 144A 6.273% (TSFR03M + 2.60%, Floor 2.60%) 1/15/38 #, •		800,000	799,070
Octagon Investment Partners 51 Series 2021-1A AR 144A 4.665% (TSFR03M + 0.99%, Floor 0.99%) 7/20/34 #, •		2,750,000	2,749,252
OHA Credit Partners VII Series 2012-7A D1R4 144A 6.142% (TSFR03M + 2.50%, Floor 2.50%) 2/20/38 #, •		850,000	848,461
Palmer Square European Loan Funding DAC
Series 2024-1A AR 144A 3.253% (EUR003M + 0.97%, Floor 0.97%) 8/15/33 #, •	EUR	189,100	216,048
Series 2025-1A A 144A 3.054% (EUR003M + 0.85%, Floor 0.85%) 10/15/34 #, •	EUR	1,224,727	1,398,459

6    NQ- OPTFI [0626] 0826 (5831270)

		Principal amount°	Value (US $)

Collateralized Loan Obligations (continued)
Palmer Square European Loan Funding DAC
Series 2025-2A A 144A 3.433% (EUR003M + 1.15%, Floor 1.15%) 2/15/35 #, •	EUR	2,514,540	$ 2,876,768
Series 2025-3A A 144A 3.134% (EUR003M + 0.93%, Floor 0.93%) 7/15/35 #, •	EUR	925,654	1,057,732

TCW CLO Series 2019-2A D1R2 144A 6.675% (TSFR03M + 3.00%, Floor 3.00%) 1/20/38 #, •		850,000	829,002
Tikehau CLO IX DAC Series 9A AR 144A 3.458% (EUR003M + 1.22%, Floor 1.22%) 1/20/37 #, •	EUR	1,000,000	1,143,977
Toro European CLO 6 DAC Series 6A AR 144A 3.07% (EUR003M + 0.92%, Floor 0.92%) 1/12/32 #, •	EUR	155,042	177,092
Toro European CLO 7 DAC Series 7A ARE 144A 3.093% (EUR003M + 0.81%, Floor 0.81%) 2/15/34 #, •	EUR	1,382,060	1,578,902
Trinitas Euro CLO I DAC Series 1A AR 144A 3.414% (EUR003M + 1.21%, Floor 1.21%) 7/15/39 #, •	EUR	1,000,000	1,143,372
Venture 32 CLO Series 2018-32A A1 144A 5.037% (TSFR03M + 1.36%, Floor 1.10%) 7/18/31 #, •		50,649	50,637
Venture 34 CLO Series 2018-34A AR 144A 4.953% (TSFR03M + 1.28%, Floor 1.28%) 10/15/31 #, •		591,147	591,094
	Principal amount°	Value (US $)

Collateralized Loan Obligations (continued)

Venture 42 CLO Series 2021-42A A1A 144A 5.065% (TSFR03M + 1.39%, Floor 1.13%) 4/15/34 #, •	1,300,000	$ 1,300,293
Wellington Management CLO 4 Series 2025-4A D1 144A 6.225% (TSFR03M + 2.55%, Floor 2.55%) 4/18/38 #, •	750,000	748,658
Zais CLO 16 Series 2020-16A A1R2 144A 4.805% (TSFR03M + 1.13%, Floor 1.13%) 10/20/34 #, •	3,700,000	3,699,652
Total Collateralized Loan Obligations (cost $70,510,761)		70,419,064

Corporate Bonds — 34.33%
Banking — 12.48%
ABN AMRO Bank 144A 2.47% 12/13/29 #, μ	3,500,000	3,316,829
Access Bank 144A 6.125% 9/21/26 #	300,000	299,380
Akbank TAS 144A 7.95% 2/19/31 #, μ, ψ	625,000	604,506
Al Rajhi Sukuk 5.651% 3/16/36 μ, ■	410,000	408,849
Ardshinbank CJSC Via Dilijan Finance 144A 6.60% 1/22/31 #	410,000	409,604
Banco Bilbao Vizcaya Argentaria 4.968% 5/8/31	1,000,000	998,674
Banco Davivienda 144A 8.125% 7/2/35 #, μ	490,000	508,375
Banco Nacional de Mexico 144A 6.697% 8/7/36 #, μ	515,000	507,867
Banco Santander
4.175% 3/24/28 μ	1,200,000	1,196,806
4.60% 4/15/29	600,000	597,425
4.867% 4/15/31	2,600,000	2,585,919

Bancolombia 8.625% 12/24/34 μ	500,000	534,182
Bangkok Bank
144A 3.466% 9/23/36 #, μ	515,000	468,142
NQ- OPTFI [0626] 0826 (5831270)    7

Schedule of investments
Optimum Fixed Income Fund
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Banking (continued)
Bangkok Bank
144A 4.507% 11/26/30 #	440,000	$ 434,184

Bank Hapoalim 144A 5.252% 1/14/33 #	470,000	465,509
Bank Leumi Le-Israel 144A 7.129% 7/18/33 #, μ	465,000	477,592
Bank Muscat SAOG 4.846% 10/1/30 ■	550,000	542,239
Bank of America
1.734% 7/22/27 μ	3,060,000	3,055,379
3.974% 2/7/30 μ	6,900,000	6,771,062
4.623% 5/9/29 μ	1,000,000	999,748
4.695% 4/23/32 μ	2,700,000	2,677,868
5.202% 4/25/29 μ	700,000	706,633
5.288% 4/25/34 μ	5,000,000	5,068,061
5.518% 10/25/35 μ	5,255,000	5,281,267
6.204% 11/10/28 μ	3,670,000	3,747,681
6.25% 7/26/30 μ, ψ	587,000	594,372
6.625% 5/1/30 μ, ψ	1,015,000	1,046,936

Bank of Georgia JSC 144A 6.50% 6/3/31 #	790,000	786,841
Bank of New York Mellon 4.942% 2/11/31 μ	1,470,000	1,482,761
Banque Federative du Credit Mutuel 144A 4.541% 1/15/31 #	1,750,000	1,721,731
Barclays
4.942% 9/10/30 μ	2,000,000	2,003,927
4.972% 5/16/29 μ	3,000,000	3,012,773
5.501% 8/9/28 μ	1,600,000	1,614,426
7.437% 11/2/33 μ	3,000,000	3,344,840

BBVA Mexico SA Institucion De Banca Multiple Grupo Financiero BBVA Mexico 144A 8.125% 1/8/39 #, μ	230,000	245,441
BNP Paribas
144A 1.904% 9/30/28 #, μ	1,800,000	1,741,524
144A 2.159% 9/15/29 #, μ	600,000	567,201
144A 3.052% 1/13/31 #, μ	4,700,000	4,416,244
BPCE
144A 5.748% 7/19/33 #, μ	5,000,000	5,109,049
144A 6.347% 1/13/47 #, μ	1,160,000	1,140,315
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Banking (continued)
BPCE
144A 6.612% 10/19/27 #, μ	3,350,000	$ 3,370,214

CBQ Finance 4.625% 9/10/30 ■	550,000	541,317
Citibank 4.846% 6/18/32 μ	2,005,000	2,004,008
Citigroup
4.075% 4/23/29 μ	2,400,000	2,378,017
5.174% 2/13/30 μ	1,900,000	1,920,503
6.75% 2/15/30 μ, ψ	972,000	986,025
7.00% 8/15/34 μ, ψ	850,000	886,959
Cooperatieve Rabobank
3.75% 7/21/26	1,350,000	1,349,344
144A 5.447% 3/5/30 #, μ	3,000,000	3,053,789

Credit Agricole 144A 5.186% 8/1/32 #, μ	4,015,000	4,035,063
Danske Bank 144A 5.705% 3/1/30 #, μ	3,400,000	3,478,467
Deutsche Bank
3.547% 9/18/31 μ	1,500,000	1,416,326
3.729% 1/14/32 μ	700,000	655,295
5.297% 5/9/31 μ	1,290,000	1,303,787
6.819% 11/20/29 μ	679,000	710,360
7.146% 7/13/27 μ	1,130,000	1,130,931

First Abu Dhabi Bank PJSC 144A 4.789% (SOFR + 1.15%) 6/3/31 #, •	1,000,000	1,001,473
Goldman Sachs Bank USA 4.656% 6/3/29 μ	1,805,000	1,806,401
Goldman Sachs Group
1.542% 9/10/27 μ	9,350,000	9,298,023
3.615% 3/15/28 μ	3,400,000	3,377,989
4.223% 5/1/29 μ	6,100,000	6,048,477
4.516% 1/21/32 μ	1,800,000	1,766,390
4.594% 4/20/30 μ	2,300,000	2,287,316
4.937% 4/23/28 μ	600,000	601,776
4.972% 6/3/32 μ	3,175,000	3,173,855
5.049% 7/23/30 μ	6,355,000	6,393,301
5.065% 1/21/37 μ	3,560,000	3,477,108
5.094% 4/20/34 μ	1,385,000	1,379,837
5.207% 1/28/31 μ	2,100,000	2,123,004
5.218% 4/23/31 μ	2,635,000	2,661,725
5.387% 2/2/41 μ	3,120,000	3,040,371
6.484% 10/24/29 μ	5,195,000	5,389,540
HSBC Holdings
2.013% 9/22/28 μ	3,800,000	3,682,564
2.848% 6/4/31 μ	2,700,000	2,501,717
2.871% 11/22/32 μ	1,000,000	897,956

8    NQ- OPTFI [0626] 0826 (5831270)

		Principal amount°	Value (US $)

Corporate Bonds (continued)
Banking (continued)
HSBC Holdings
4.711% 5/12/30 μ		1,985,000	$ 1,976,835
5.21% 8/11/28 μ		500,000	503,489
5.875% 9/28/26 μ, ψ	GBP	500,000	664,837

ING Groep 3.875% 5/16/27 μ, ψ		3,000,000	2,957,980
Intesa Sanpaolo
144A 4.00% 9/23/29 #		1,300,000	1,271,026
7.75% 1/11/27 μ, ψ, ■	EUR	200,000	233,921
JPMorgan Chase & Co.
1.47% 9/22/27 μ		6,365,000	6,322,878
2.522% 4/22/31 μ		5,500,000	5,070,856
2.947% 2/24/28 μ		1,100,000	1,089,068
2.963% 1/25/33 μ		500,000	452,788
4.408% 4/23/30 μ		1,900,000	1,884,086
4.452% 12/5/29 μ		1,500,000	1,491,717
4.622% 4/23/32 μ		2,855,000	2,822,681
4.851% 7/25/28 μ		1,400,000	1,404,213
5.103% 4/22/31 μ		1,635,000	1,653,751
5.148% 4/23/37 μ		3,215,000	3,193,058
5.193% 2/5/37 μ		4,470,000	4,397,913
5.571% 4/22/28 μ		1,340,000	1,351,359
6.10% 7/1/31 μ, ψ		2,090,000	2,117,097
6.254% 10/23/34 μ		2,940,000	3,147,768

JPMorgan Chase Bank 5.11% 12/8/26		4,000,000	4,014,566
Keybank National Association 5.85% 11/15/27		995,000	1,011,181
Kookmin Bank 144A 2.50% 11/4/30 #		550,000	498,671
Lloyds Banking Group 3.75% 3/18/28 μ		1,400,000	1,392,861
Metropolitan Bank & Trust 5.375% 3/6/29 ■		265,000	269,921
Mitsubishi UFJ Financial Group
2.559% 2/25/30		1,800,000	1,670,247
4.847% 4/21/32 μ		1,080,000	1,075,159
Mizuho Financial Group
2.564% 9/13/31		1,400,000	1,237,598
2.591% 5/25/31 μ		2,000,000	1,841,209
3.261% 5/22/30 μ		3,100,000	2,979,985
Morgan Stanley
0.495% 10/26/29 μ	EUR	2,000,000	2,149,999
3.625% 1/20/27		1,700,000	1,693,466
3.79% 3/21/30 μ	EUR	4,400,000	5,100,002
4.21% 4/20/28 μ		1,400,000	1,397,269
		Principal amount°	Value (US $)

Corporate Bonds (continued)
Banking (continued)
Morgan Stanley
4.654% (SOFR + 1.02%) 4/13/28 •		4,500,000	$ 4,514,163
4.809% 4/16/32 μ		2,055,000	2,039,456
5.123% 2/1/29 μ		4,100,000	4,125,430
5.296% 4/10/37 μ		1,730,000	1,722,054
5.652% 4/13/28 μ		1,200,000	1,210,421
5.656% 4/18/30 μ		1,200,000	1,226,002
6.296% 10/18/28 μ		1,717,000	1,753,750
6.407% 11/1/29 μ		1,688,000	1,747,681
Nationwide Building Society
144A 2.972% 2/16/28 #, μ		800,000	791,922
144A 4.302% 3/8/29 #, μ		5,200,000	5,173,892

NatWest Group 5.125% 5/12/27 μ, ψ	GBP	500,000	661,351
NBK SPC 144A 1.625% 9/15/27 #, μ		400,000	397,351
Nykredit Realkredit 2.00% 10/1/53 ■	DKK	1	0
Oversea-Chinese Banking 144A 4.55% 9/8/35 #, μ		795,000	781,990
PNC Bank 4.05% 7/26/28		2,400,000	2,372,534
PNC Financial Services Group
5.676% 1/22/35 μ		1,090,000	1,123,654
6.875% 10/20/34 μ		1,645,000	1,816,782

Popular 7.25% 3/13/28		1,987,000	2,048,402
QNB Bank 10.75% 11/15/33 μ, ■		275,000	298,893
QNB Finance 144A 4.679% (SOFR + 1.05%) 4/27/29 #, •		1,400,000	1,407,031
Royal Bank of Canada 6.50% 11/24/85 μ		1,580,000	1,563,732
Santander UK Group Holdings
3.823% 11/3/28 μ		3,200,000	3,164,200
6.534% 1/10/29 μ		3,350,000	3,439,107

Shinhan Bank 144A 5.75% 4/15/34 #		420,000	433,191
SNB Funding 6.00% 6/24/35 μ, ■		435,000	438,153
Societe Generale
144A 4.857% 7/7/29 #, μ		1,400,000	1,399,855
144A 5.439% 10/3/36 #, μ		1,890,000	1,863,724
NQ- OPTFI [0626] 0826 (5831270)    9

Schedule of investments
Optimum Fixed Income Fund
		Principal amount°	Value (US $)

Corporate Bonds (continued)
Banking (continued)
Standard Chartered
144A 6.301% 1/9/29 #, μ		270,000	$ 276,091
144A 7.625% 1/16/32 #, μ, ψ		275,000	290,106
Sumitomo Mitsui Financial Group
2.222% 9/17/31		2,300,000	2,014,310
4.934% 7/7/32 μ		1,900,000	1,893,810
5.454% 1/15/32		2,000,000	2,048,315

Sumitomo Mitsui Trust Bank 144A 5.20% 3/7/27 #		2,700,000	2,715,173
TBC Bank JSC 144A 10.25% 7/30/29 #, μ, ψ		395,000	426,509
Turkiye Garanti Bankasi 144A 8.375% 2/28/34 #, μ		500,000	511,768
UBS Group
0.25% 11/5/28 μ, ■	EUR	1,000,000	1,102,185
144A 3.126% 8/13/30 #, μ		2,000,000	1,899,342
144A 4.194% 4/1/31 #, μ		2,500,000	2,441,126
144A 5.699% 2/8/35 #, μ		3,900,000	4,005,459
144A 6.875% 6/5/32 #, μ, ψ		2,250,000	2,257,205
144A 7.00% 2/10/30 #, μ, ψ		2,280,000	2,327,673

Ueno Bank 144A 6.70% 3/6/31 #		510,000	497,174
US Bancorp
4.653% 2/1/29 μ		1,136,000	1,136,994
6.787% 10/26/27 μ		720,000	725,322

US Bank 4.73% 5/15/28 μ		1,485,000	1,488,598
Wells Fargo & Co.
4.70% (SOFR + 1.07%) 4/22/28 •		2,900,000	2,912,646
4.844% 5/20/32 μ		2,240,000	2,232,908
4.96% 1/23/37 μ		965,000	942,464
5.15% 4/23/31 μ		125,000	126,334
5.198% 1/23/30 μ		2,200,000	2,224,991
5.389% 4/24/34 μ		5,000,000	5,077,808
5.707% 4/22/28 μ		3,800,000	3,834,697
6.491% 10/23/34 μ		5,310,000	5,733,328

Wells Fargo Bank 5.254% 12/11/26		2,100,000	2,109,256
		Principal amount°	Value (US $)

Corporate Bonds (continued)
Banking (continued)

Yapi ve Kredi Bankasi 144A 7.55% 6/11/36 #, μ		695,000	$ 685,574
			333,412,732
Basic Industry — 1.28%
Anglo American Capital 144A 5.25% 3/19/36 #		4,585,000	4,538,988
AngloGold Ashanti Holdings 6.50% 4/15/40		335,000	351,457
Celanese US Holdings
6.50% 4/15/30		151,000	153,992
6.75% 4/15/33		1,256,000	1,280,153

Cleveland-Cliffs 144A 7.00% 3/15/32 #		1,870,000	1,857,556
Ecolab
5.15% 6/15/33		2,735,000	2,773,608
5.35% 6/15/36		2,780,000	2,828,999
First Quantum Minerals
144A 6.375% 2/15/36 #		425,000	417,411
144A 7.25% 2/15/34 #		340,000	348,815

Fortescue Treasury 144A 6.125% 4/15/32 #		1,885,000	1,939,219
GC Treasury Center 144A 7.125% 3/10/35 #, μ, ψ		610,000	604,112
ICL Group 144A 6.036% 6/16/36 #		895,000	895,084
INEOS Styrolution Ludwigshafen 2.25% 1/16/27 ■	EUR	300,000	337,487
LD Celulose International 144A 7.95% 1/26/32 #		355,000	371,620
LYB International Finance III 5.875% 1/15/36		3,775,000	3,786,746
Magnera 144A 7.25% 11/15/31 #		3,455,000	3,375,760
Marcobre 144A 5.75% 1/22/36 #		490,000	485,468
Navoi Mining & Metallurgical 6.95% 10/17/31 ■		315,000	332,127
Novelis 144A 4.75% 1/30/30 #		1,580,000	1,529,215
Olin 144A 6.625% 4/1/33 #		3,574,000	3,533,500
Sasol Financing USA 144A 8.75% 4/10/33 #		310,000	321,092

10    NQ- OPTFI [0626] 0826 (5831270)

	Principal amount°	Value (US $)

Corporate Bonds (continued)
Basic Industry (continued)

Sibanye-Stillwater UK Financing 144A 6.25% 11/15/31 #	355,000	$ 351,511
Vale Overseas 144A 6.00% 2/25/56 #, μ	555,000	555,832
Vedanta Resources Finance II 144A 7.00% 7/13/32 #	680,000	676,626
Volcan Cia Minera 144A 8.50% 10/28/32 #	471,000	488,168
		34,134,546
Brokerage — 0.26%
Charles Schwab 5.493% 5/21/37 μ	1,430,000	1,449,840
Jefferies Financial Group
5.125% 4/28/31	1,365,000	1,347,827
6.20% 4/14/34	1,155,000	1,182,516
6.45% 6/8/27	331,000	336,205

PennyMac Financial Services 144A 6.875% 5/15/32 #	2,755,000	2,698,499
		7,014,887
Capital Goods — 0.12%
Celestial Dynasty 6.375% 8/22/28 ■	535,000	531,939
IHS Holding 144A 8.25% 11/29/31 #	605,000	632,965
Rolls-Royce 144A 5.75% 10/15/27 #	1,000,000	1,012,627
Standard Industries 144A 3.375% 1/15/31 #	1,073,000	966,429
		3,143,960
Communications — 4.15%
Alibaba Group Holding
2.70% 2/9/41	265,000	195,286
5.25% 5/26/35	315,000	322,297
Amazon.com
4.10% 11/20/30	1,310,000	1,287,873
4.875% 3/13/36	1,225,000	1,206,354
5.80% 3/13/56	1,355,000	1,347,301
AT&T
2.55% 12/1/33	2,673,000	2,245,797
5.55% 11/1/45	1,090,000	1,024,896
6.00% 4/30/56	3,775,000	3,650,862
6.30% 1/15/38	900,000	945,314

Axian Telecom Holding & Management 144A 7.25% 7/11/30 #	380,000	383,962
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Communications (continued)

Beacon Point 144A 6.129% 11/30/42 #	2,265,000	$ 2,285,364
Beignet Investor 144A 6.581% 5/30/49 #	14,000,000	14,289,079
CCO Holdings
144A 4.25% 1/15/34 #	1,625,000	1,377,203
144A 6.375% 9/1/29 #	2,739,000	2,737,784

Connect Finco 144A 9.00% 9/15/29 #	2,985,000	3,144,680
Digicel International Finance 144A 8.625% 8/1/32 #	635,000	654,304
Discovery Global Holdings
5.05% 3/15/42	800,000	587,056
5.141% 3/15/52	70,000	47,075
Meta Platforms
5.625% 11/15/55	1,845,000	1,672,994
6.30% 5/15/56	2,440,000	2,430,444

Midcontinent Communications 144A 8.00% 8/15/32 #	1,625,000	1,425,936
Millicom International Cellular 144A 7.375% 4/2/32 #	401,000	414,443
NTT Finance
144A 4.62% 7/16/28 #	400,000	399,076
144A 4.943% (SOFR + 1.31%) 7/16/30 #, •	900,000	917,153

Orange 144A 5.00% 1/13/36 #	3,135,000	3,063,662
QTS Fayetteville I Dc1-2 144A 5.70% 4/15/36 #	1,145,000	1,089,074
RD Michigan Property Owner I 144A 7.50% 3/30/45 #	13,800,000	13,761,971
Rogers Communications
5.30% 2/15/34	2,075,000	2,057,677
7.125% 4/15/55 μ	1,821,000	1,871,748

Sable International Finance 144A 7.125% 10/15/32 #	520,000	516,726
Sirius XM Radio 144A 4.125% 7/1/30 #	2,115,000	1,992,054
SoftBank
144A 4.699% 7/9/30 #	2,445,000	2,417,192
144A 5.332% 7/9/35 #	2,940,000	2,905,006
Space Exploration Technologies
144A 5.35% 7/15/31 #	4,030,000	4,020,537
144A 5.65% 7/15/33 #	5,025,000	4,996,496
NQ- OPTFI [0626] 0826 (5831270)    11

Schedule of investments
Optimum Fixed Income Fund
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Communications (continued)
Space Exploration Technologies
144A 5.875% 7/15/36 #	3,265,000	$ 3,223,645

Sprint Capital 6.875% 11/15/28	3,275,000	3,431,519
Telecom Argentina 144A 9.25% 5/28/33 #	460,000	491,393
Time Warner Cable
6.55% 5/1/37	3,350,000	3,322,523
7.30% 7/1/38	2,120,000	2,181,468
T-Mobile USA
3.30% 2/15/51	1,500,000	979,162
3.75% 4/15/27	2,150,000	2,139,229
3.875% 4/15/30	1,100,000	1,066,110
5.875% 11/15/55	1,665,000	1,622,495

Turkcell Iletisim Hizmetleri 144A 7.45% 1/24/30 #	350,000	359,466
Veon Midco
144A 6.95% 6/1/31 #	210,000	209,802
144A 7.45% 6/1/33 #	535,000	534,084
Verizon Communications
2.55% 3/21/31	537,000	487,641
4.78% 2/15/35	1,027,000	993,860
5.875% 11/30/55	1,020,000	990,260
6.20% 5/14/56 μ	1,360,000	1,375,433

Virgin Media Secured Finance 144A 4.50% 8/15/30 #	800,000	679,974
Vmed O2 UK Financing I
144A 4.25% 1/31/31 #	1,290,000	1,061,977
144A 4.75% 7/15/31 #	930,000	765,012
144A 7.75% 4/15/32 #	1,400,000	1,266,147
		110,865,876
Consumer Cyclical — 2.29%
Azul Secured Finance 144A 9.875% 2/15/31 #	475,000	455,519
Bath & Body Works 6.875% 11/1/35	3,448,000	3,533,107
BMW US Capital 144A 4.75% 3/21/28 #	900,000	903,352
Caesars Entertainment 144A 6.50% 2/15/32 #	1,910,000	1,864,601
Carnival
144A 4.00% 8/1/28 #	500,000	490,997
144A 5.875% 6/15/31 #	2,000,000	2,037,068

Cyprium 144A 6.125% 4/15/31 #	3,565,000	3,573,756
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Consumer Cyclical (continued)
Ford Motor Credit
2.70% 8/10/26	700,000	$ 698,508
5.42% 4/9/31	2,700,000	2,677,912
5.80% 3/5/27	3,500,000	3,518,546

Future Retail 144A 5.60% 1/22/25 #, ‡	565,000	1,418
General Motors Financial
2.35% 2/26/27	3,575,000	3,527,345
5.10% 9/15/31	1,500,000	1,503,233
5.75% 2/8/31	3,500,000	3,609,818

Gildan Activewear 144A 4.70% 10/7/30 #	3,515,000	3,450,367
Hilton Domestic Operating
144A 3.625% 2/15/32 #	700,000	641,030
144A 4.00% 5/1/31 #	700,000	661,868

Hilton Grand Vacations Borrower Escrow 144A 5.00% 6/1/29 #	900,000	879,578
Hyundai Capital Services 144A 5.25% 1/22/28 #	330,000	332,687
Las Vegas Sands 5.625% 6/15/28	1,900,000	1,923,332
Marriott International 3.50% 10/15/32	900,000	828,621
Melco Resorts Finance
144A 5.375% 12/4/29 #	200,000	194,970
5.75% 7/21/28 ■	200,000	198,938
144A 7.625% 4/17/32 #	415,000	425,144

MGM China Holdings 144A 4.75% 2/1/27 #	200,000	199,256
Nissan Motor
144A 4.345% 9/17/27 #	1,400,000	1,378,096
144A 4.81% 9/17/30 #	600,000	559,095
Nissan Motor Acceptance
144A 2.45% 9/15/28 #	300,000	278,652
144A 5.688% (SOFRINDX + 2.05%) 9/13/27 #, •	100,000	99,489

QXO Building Products 144A 6.75% 4/30/32 #	660,000	681,901

12    NQ- OPTFI [0626] 0826 (5831270)

	Principal amount°	Value (US $)

Corporate Bonds (continued)
Consumer Cyclical (continued)

Resideo Funding 144A 6.50% 7/15/32 #	1,350,000	$ 1,358,435
Royal Caribbean Cruises 4.75% 5/15/33	5,740,000	5,589,167
Sands China
2.30% 3/8/27	200,000	196,899
3.25% 8/8/31	425,000	386,782
4.375% 6/18/30	650,000	630,490
5.40% 8/8/28	1,800,000	1,814,110

Stellantis Finance US 144A 5.35% 3/17/28 #	500,000	501,513
Stellantis Financial Services US 144A 5.40% 6/15/29 #	600,000	597,967
Toyota Motor Credit 4.397% (SOFR + 0.77%) 8/7/26 •	1,100,000	1,100,494
Victra Holdings 144A 8.75% 9/15/29 #	3,000,000	3,096,459
Volkswagen Group of America Finance
144A 4.95% 3/25/27 #	600,000	602,018
144A 5.05% 3/27/28 #	2,900,000	2,913,081
144A 5.65% 9/12/28 #	400,000	406,069
Wynn Macau
5.50% 10/1/27 ■	200,000	199,476
144A 6.75% 2/15/34 #	685,000	681,004
		61,202,168
Consumer Non-Cyclical — 2.85%
Abbott Laboratories
4.30% 3/15/33	1,715,000	1,663,959
4.65% 3/15/36	3,490,000	3,390,129

AbbVie 4.95% 3/15/31	3,000,000	3,043,406
Adani Ports & Special Economic Zone 144A 3.10% 2/2/31 #	400,000	360,750
Amgen
2.20% 2/21/27	3,100,000	3,059,415
4.85% 2/19/36	1,740,000	1,705,288

Ashtead Capital 144A 5.95% 10/15/33 #	2,600,000	2,683,349
Astrazeneca Finance 1.75% 5/28/28	2,200,000	2,097,594
Bayer US Finance
144A 6.125% 11/21/26 #	800,000	804,205
144A 6.25% 1/21/29 #	200,000	206,554
144A 6.375% 11/21/30 #	600,000	631,654
		Principal amount°	Value (US $)

Corporate Bonds (continued)
Consumer Non-Cyclical (continued)
Bayer US Finance
144A 6.50% 11/21/33 #		400,000	$ 429,561

Bayer US Finance II 144A 4.375% 12/15/28 #		200,000	197,897
Becton Dickinson Euro Finance 1.336% 8/13/41	EUR	700,000	542,564
Bidvest Group UK 144A 6.20% 9/17/32 #		440,000	444,874
Bimbo Bakeries USA 144A 6.40% 1/15/34 #		260,000	277,886
Block 144A 6.00% 8/15/33 #		1,531,000	1,542,444
Bunge Limited Finance 4.20% 9/17/29		2,930,000	2,895,707
CVS Health
3.75% 4/1/30		4,400,000	4,255,392
5.05% 3/25/48		1,310,000	1,157,812

CVS Pass Through Trust 144A 5.773% 1/10/33 #, ♦		43,861	43,809
DaVita
144A 3.75% 2/15/31 #		580,000	537,663
144A 4.625% 6/1/30 #		945,000	916,057

Eli Lilly & Co. 4.55% 10/15/32		1,285,000	1,277,851
ERAC USA Finance 144A 4.60% 5/1/28 #		3,880,000	3,885,491
Gilead Sciences 4.60% 5/20/31		1,755,000	1,749,834
Global Medical Response 144A 7.375% 10/1/32 #		1,120,000	1,161,328
Grupo Nutresa 144A 8.00% 5/12/30 #		470,000	498,529
Haleon US Capital 3.375% 3/24/29		500,000	484,420
HCA
3.50% 9/1/30		4,500,000	4,270,119
4.125% 6/15/29		3,400,000	3,348,329
5.25% 3/1/30		2,000,000	2,028,265
5.30% 5/15/36		1,460,000	1,450,924

Herc Holdings 144A 7.25% 6/15/33 #		420,000	438,168
Indofood CBP Sukses Makmur 3.398% 6/9/31 ■		500,000	457,721
International Container Terminal Services 4.75% 6/17/30 ■		245,000	245,789
NQ- OPTFI [0626] 0826 (5831270)    13

Schedule of investments
Optimum Fixed Income Fund
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Consumer Non-Cyclical (continued)

Japfa 144A 7.95% 5/12/31 #	470,000	$ 469,859
JBS 144A 5.625% 3/10/37 #	2,070,000	2,062,662
Kaspi.KZ JSC 144A 6.25% 3/26/30 #	540,000	546,554
Medline Borrower
144A 5.00% 6/15/31 #	2,635,000	2,623,903
144A 5.25% 6/15/33 #	1,550,000	1,541,736
Merck & Co.
3.85% 3/15/29	910,000	899,032
4.15% 3/15/31	2,425,000	2,379,706
5.20% 5/22/36	2,130,000	2,157,229

MHP Lux 144A 10.50% 7/28/29 #	515,000	537,045
Novartis Capital
4.40% 3/18/31	1,350,000	1,340,433
4.90% 3/18/36	2,325,000	2,311,500
5.70% 3/18/56	945,000	963,653

Pfizer 4.20% 11/15/30	825,000	814,583
Philip Morris International
4.125% 4/28/28	1,800,000	1,791,045
4.875% 4/29/36	1,380,000	1,351,510
		75,975,187
Energy — 2.18%
Abu Dhabi Crude Oil Pipeline 144A 4.60% 11/2/47 #	715,000	641,654
Adani Renewable Energy RJ 144A 4.625% 10/15/39 #	585,438	497,891
Adnoc Murban Rsc 144A 4.25% 9/11/29 #	3,600,000	3,549,144
Azule Energy Finance
144A 8.125% 1/23/30 #	345,000	347,143
144A 8.625% 1/22/33 #	570,000	571,019

Cenovus Energy 5.40% 3/20/36	1,700,000	1,686,190
Enbridge 5.70% 3/8/33	5,000,000	5,164,658
Energy Transfer
4.95% 5/15/28	700,000	703,731
5.50% 6/1/27	3,000,000	3,020,114
6.30% 1/15/56	5,385,000	5,406,492
6.50% 2/15/56 μ	2,445,000	2,466,729
6.75% 2/15/56 μ	760,000	776,685
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Energy (continued)
Esentia Energy Development
144A 6.125% 7/30/33 #	370,000	$ 369,371
144A 6.50% 7/30/38 #	445,000	437,569

Galaxy Pipeline Assets Bidco 144A 2.16% 3/31/34 #	603,781	537,825
Green Palm Bidco 144A 5.957% 6/30/41 #	565,000	571,306
Greensaif Pipelines Bidco 144A 6.51% 2/23/42 #	550,000	581,340
Hilcorp Energy I
144A 6.00% 2/1/31 #	710,000	688,137
144A 6.25% 4/15/32 #	675,000	653,802

NGL Energy Operating 144A 8.375% 2/15/32 #	1,050,000	1,093,568
ONEOK
4.35% 3/15/29	1,500,000	1,487,382
5.65% 11/1/28	700,000	714,733
5.70% 11/1/54	960,000	892,009

Orlen 144A 6.00% 1/30/35 #	475,000	492,185
Pertamina Hulu Energi 144A 5.25% 5/21/30 #	600,000	599,140
Petrobras Global Finance 6.75% 1/27/41	560,000	559,880
Petroleos de Venezuela 9.75% 5/17/35 ‡, ■	390,000	174,447
Pluspetrol 144A 8.50% 5/30/32 #	460,000	478,170
PRIO Luxembourg Holding 144A 6.75% 10/15/30 #	420,000	412,125
QatarEnergy 144A 4.625% 6/23/29 #	600,000	597,691
Raizen Fuels Finance
144A 6.25% 7/8/32 #	565,000	310,750
144A 6.95% 3/5/54 #	465,000	252,263

Rio Grande LNG 144A 5.25% 6/30/31 #	1,125,000	1,125,101
Santos Finance 144A 3.649% 4/29/31 #	1,700,000	1,590,771
Schlumberger Investment
4.80% 5/7/33	485,000	482,507
5.15% 5/7/36	1,385,000	1,379,345

14    NQ- OPTFI [0626] 0826 (5831270)

	Principal amount°	Value (US $)

Corporate Bonds (continued)
Energy (continued)

SierraCol Energy Andina 144A 9.00% 11/14/30 #	500,000	$ 491,718
State Oil Co. of the Azerbaijan Republic 6.95% 3/18/30 ■	400,000	426,667
Targa Resources 4.20% 2/1/33	300,000	284,436
Tennessee Gas Pipeline 144A 2.90% 3/1/30 #	3,500,000	3,280,087
Transportadora de Gas del Sur 144A 7.75% 11/20/35 #	470,000	482,925
Valero Energy 5.15% 3/10/36	2,985,000	2,939,455
Venture Global Calcasieu Pass 144A 3.875% 11/1/33 #	3,870,000	3,451,746
Viper Energy Partners
4.90% 8/1/30	1,400,000	1,396,106
5.70% 8/1/35	1,300,000	1,321,359
Western Midstream Operating
5.50% 12/15/35	1,115,000	1,103,702
5.70% 7/1/36	1,420,000	1,423,092

Woodside Finance 144A 3.70% 9/15/26 #	400,000	399,241
		58,313,401
Finance Companies — 2.48%
Abu Dhabi Developmental Holding PJSC 144A 5.50% 5/8/34 #	1,500,000	1,536,656
Aercap Funding DAC 4.875% 7/7/31	2,775,000	2,762,481
Aldar Properties PJSC 144A 5.875% 4/14/56 #, μ	450,000	425,952
American Express 5.284% 7/26/35 μ	1,700,000	1,717,755
Apollo Debt Solutions 6.70% 7/29/31	2,755,000	2,809,722
Aviation Capital Group 144A 4.875% 1/28/33 #	3,500,000	3,406,950
Avolon Holdings Funding
144A 2.528% 11/18/27 #	51,000	49,503
144A 4.85% 4/1/33 #	1,650,000	1,597,674
144A 4.95% 1/15/28 #	1,030,000	1,032,651
144A 4.95% 10/15/32 #	2,400,000	2,342,926
		Principal amount°	Value (US $)

Corporate Bonds (continued)
Finance Companies (continued)
Avolon Holdings Funding
144A 5.375% 5/30/30 #		420,000	$ 424,349
Blackstone Private Credit Fund
5.05% 9/10/30		1,075,000	1,029,166
5.60% 11/22/29		920,000	907,985

Blue Owl Credit Income 6.60% 9/15/29		3,538,000	3,562,341
Brookfield Asset Management 4.653% 11/15/30		2,025,000	1,999,199
Brookfield Capital Finance 6.087% 6/14/33		3,800,000	3,991,888
Cantor Fitzgerald 144A 7.20% 12/12/28 #		2,800,000	2,907,645
Capital One Financial 4.722% 1/30/32 μ		1,300,000	1,282,814
CI Financial 144A 4.625% 12/12/31 #	EUR	800,000	926,656
CrossCountry Intermediate HoldCo 144A 6.50% 10/1/30 #		3,908,000	3,856,735
Crown Castle 2.25% 1/15/31		5,000,000	4,454,657
DAE Funding 3.375% 3/20/28 ■		2,700,000	2,614,897
Encore Capital Group 144A 8.50% 5/15/30 #		400,000	425,072
Indigo Group 1.625% 4/19/28 ■	EUR	1,700,000	1,896,907
InRetail Shopping Malls 144A 5.65% 10/16/32 #		490,000	484,855
IRSA Inversiones y Representaciones 144A 8.00% 3/31/35 #		430,000	447,200
Jyske Realkredit 1.50% 10/1/53	DKK	1	0
Logicor Financing 3.25% 11/13/28 ■	EUR	3,400,000	3,877,060
Mobiliare Latam 144A 6.75% 11/10/32 #		450,000	450,630
Muthoot Finance 144A 6.375% 3/2/30 #		505,000	504,401
OneMain Finance 7.125% 9/15/32		2,770,000	2,820,095
Owl Rock Capital 2.875% 6/11/28		500,000	473,485
Realkredit Danmark
1.00% 10/1/50 ■	DKK	1	0
NQ- OPTFI [0626] 0826 (5831270)    15

Schedule of investments
Optimum Fixed Income Fund
		Principal amount°	Value (US $)

Corporate Bonds (continued)
Finance Companies (continued)
Realkredit Danmark
1.50% 10/1/53 ■	DKK	1	$ 0
2.00% 10/1/53 ■	DKK	1	0

SMBC Aviation Capital Finance DAC 144A 5.25% 11/26/35 #		2,090,000	2,056,578
Stellantis Financial Services US 144A 5.328% (SOFR + 1.69%) 9/15/28 #, •		1,400,000	1,406,577
Sumisho Air Lease
4.125% 12/15/26 μ, ψ		698,000	683,862
144A 4.85% 3/24/31 #		2,395,000	2,370,636
144A 5.50% 3/24/36 #		530,000	528,205

TPG Operating Group II 4.875% 5/15/31		1,355,000	1,337,218
UWM Holdings 144A 6.25% 3/15/31 #		890,000	793,883
			66,197,266
Industrials — 1.13%
Aeropuerto Internacional de Tocumen 144A 5.125% 8/11/61 #		200,000	169,878
Aeropuertos Argentina 2000 144A 8.50% 8/1/31 #		502,914	529,329
Boeing
6.259% 5/1/27		2,750,000	2,786,977
6.298% 5/1/29		700,000	728,861
6.388% 5/1/31		1,100,000	1,169,088
6.528% 5/1/34		500,000	544,137
6.858% 5/1/54		3,835,000	4,313,264
7.008% 5/1/64		400,000	455,303

Embraer Netherlands Finance 5.40% 1/9/38		450,000	434,877
FedEx 3.25% 5/15/41		1,840,000	1,444,325
FedEx Freight Holding
144A 4.65% 3/15/31 #		3,700,000	3,636,004
144A 4.95% 3/15/33 #		1,505,000	1,475,054
144A 5.25% 3/15/36 #		1,180,000	1,149,768

Holcim Finance Luxembourg 0.50% 4/23/31 ■	EUR	1,100,000	1,096,809
Honeywell Aerospace 144A 4.95% 3/16/36 #		2,535,000	2,497,243
HTA Group
144A 6.75% 4/1/31 #		330,000	334,265
144A 7.50% 6/4/29 #		365,000	373,886

		Principal amount°	Value (US $)

Corporate Bonds (continued)
Industrials (continued)

Kingston Airport Revenue Finance 144A 6.75% 12/15/36 #		949,019	$ 963,254
Mauser Packaging Solutions Holding 144A 7.875% 4/15/30 #		2,064,000	2,111,173
MV24 Capital 144A 6.748% 6/1/34 #		403,260	401,585
Republic Services 5.00% 7/15/36		2,750,000	2,731,138
RTX 4.625% 11/16/48		805,000	698,765
			30,044,983
Insurance — 0.70%
AIA Group
144A 3.90% 4/6/28 #		1,000,000	992,044
144A 5.375% 4/5/34 #		310,000	315,643

Athene Global Funding 3.204% (EUR003M + 1.00%) 2/23/27 ■, •	EUR	2,500,000	2,862,233
Athene Holding 6.875% 6/28/55 μ		1,290,000	1,239,285
Corebridge Global Funding 144A 4.55% 1/9/31 #		2,600,000	2,558,655
F&G Global Funding 144A 5.875% 1/16/30 #		1,100,000	1,113,298
Fairfax Financial Holdings 4.625% 4/29/30		1,000,000	994,919
FWD Group Holdings
144A 5.252% 9/22/30 #		250,000	249,363
144A 5.836% 9/22/35 #		395,000	395,801

Hanwha Life Insurance 144A 6.30% 6/24/55 #, μ		420,000	433,125
Howden UK Refinance 144A 7.25% 2/15/31 #		3,738,000	3,623,724
Mutual of Omaha Cos. Global Funding 144A 4.546% 1/13/31 #		1,950,000	1,925,886
Nanshan Life 5.875% 3/17/41 μ, ■		490,000	479,747
Teachers Insurance & Annuity Association of America
144A 6.05% 6/15/56 #		349,000	352,432

16    NQ- OPTFI [0626] 0826 (5831270)

		Principal amount°	Value (US $)

Corporate Bonds (continued)
Insurance (continued)
Teachers Insurance & Annuity Association of America
144A 6.85% 12/16/39 #		1,056,000	$ 1,169,447
			18,705,602
Real Estate Investment Trusts — 0.95%
American Tower
2.30% 9/15/31		1,600,000	1,412,067
3.65% 3/15/27		300,000	298,368
3.95% 3/15/29		2,150,000	2,111,984
5.20% 2/15/29		600,000	607,955

EPR Properties 4.50% 6/1/27		1,700,000	1,696,898
Equinix Asia Financing 4.40% 3/15/31		3,800,000	3,715,375
Extra Space Storage 4.90% 2/1/32		2,415,000	2,406,507
FIBRA Prologis 144A 5.50% 11/26/35 #		445,000	432,429
GLP Capital 4.00% 1/15/30		2,600,000	2,500,514
Iron Mountain 144A 5.25% 7/15/30 #		661,000	651,513
Iron Mountain Information Management Services 144A 5.00% 7/15/32 #		2,105,000	2,023,714
Prologis 4.20% 2/15/33	CAD	1,300,000	923,552
Starwood Property Trust 144A 7.25% 4/1/29 #		3,315,000	3,426,792
Trust 2401 144A 7.70% 1/23/32 #		416,000	444,454
VICI Properties
4.75% 2/15/28		100,000	99,998
4.95% 2/15/30		1,815,000	1,810,448
5.625% 4/1/35		715,000	715,611
144A 5.75% 2/1/27 #		145,000	145,389
			25,423,568
Technology — 1.48%
Broadcom
144A 3.137% 11/15/35 #		2,789,000	2,370,255
3.419% 4/15/33		1,600,000	1,458,970
4.20% 10/15/30		395,000	387,288
5.05% 4/15/30		2,900,000	2,943,572
Dell International
4.75% 7/15/31		1,325,000	1,317,313
5.25% 2/15/37		2,160,000	2,127,238

	Principal amount°	Value (US $)

Corporate Bonds (continued)
Technology (continued)

Entegris 144A 4.75% 4/15/29 #	1,230,000	$ 1,216,217
Fiserv 3.50% 7/1/29	3,500,000	3,359,986
Foundry JV Holdco
144A 6.10% 1/25/36 #	1,520,000	1,604,122
144A 6.15% 1/25/32 #	1,095,000	1,149,334
Leidos
5.00% 3/15/36	2,855,000	2,750,955
5.40% 3/15/32	735,000	744,719
NVIDIA
4.50% 6/15/31	1,380,000	1,375,416
4.95% 6/15/36	1,925,000	1,908,864
5.55% 6/15/46	1,590,000	1,579,131
5.625% 6/15/56	2,990,000	2,970,020
Oracle
4.55% 2/4/29	700,000	690,176
4.70% 9/27/34	420,000	384,992
5.70% 2/4/36	2,575,000	2,494,676
5.875% 9/26/45	3,520,000	3,083,335
6.00% 8/3/55	670,000	570,899
6.70% 2/4/56	605,000	569,784
TD SYNNEX
2.375% 8/9/28	800,000	761,056
2.65% 8/9/31	1,200,000	1,069,951

TSMC Arizona 2.50% 10/25/31	590,000	533,447
TSMC Global 144A 2.25% 4/23/31 #	245,000	221,252
		39,642,968
Transportation — 0.16%
Air Canada 144A 3.875% 8/15/26 #	300,000	299,919
American Airlines 2015-1 Class A Pass Through Trust 3.375% 11/1/28 ♦	807,801	798,409
American Airlines 2016-1 Class AA Pass Through Trust 3.575% 7/15/29 ♦	383,740	378,444
American Airlines 2016-3 Class AA Pass Through Trust 3.00% 4/15/30 ♦	713,621	691,587
American Airlines 2019-1 Class AA Pass Through Trust 3.15% 8/15/33 ♦	134,884	126,486
NQ- OPTFI [0626] 0826 (5831270)    17

Schedule of investments
Optimum Fixed Income Fund
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Transportation (continued)
American Airlines 2021-1 Class A Pass Through Trust 2.875% 1/11/36 ♦	81,232	$ 73,119
British Airways 2018-1 Class AA Pass Through Trust 144A 3.80% 3/20/33 #, ♦	645,570	628,246
British Airways 2019-1 Class AA Pass Through Trust 144A 3.30% 6/15/34 #, ♦	205,674	193,186
Latam Airlines Group 144A 7.875% 4/15/30 #	495,000	515,666
United Airlines 2020-1 Class A Pass Through Trust 5.875% 4/15/29 ♦	591,193	598,154
		4,303,216
Utilities — 1.82%
Adani Electricity Mumbai 144A 3.949% 2/12/30 #	245,000	230,368
American Electric Power 6.05% 3/15/56 μ	1,400,000	1,392,559
Black Hills 4.55% 1/31/31	1,090,000	1,073,915
Boston Gas 144A 3.757% 3/16/32 #	500,000	467,581
Chpe
144A 5.10% 6/30/33 #	1,285,000	1,281,992
144A 5.35% 6/30/36 #	1,465,000	1,460,951

Cikarang Listrindo 144A 5.65% 3/12/35 #	610,000	605,937
Comision Ejecutiva Hidroelectrica del Rio Lempa 144A 8.65% 1/24/33 #	200,000	211,524
COX Asset Mexico 144A 7.75% 5/8/36 #	540,000	552,960
Dominion Energy
6.20% 2/15/56 μ	950,000	953,323
Series A 6.875% 2/1/55 μ	1,295,000	1,338,733

Duke Energy Carolinas 5.15% 6/15/36	1,530,000	1,532,152
Edison International 5.25% 3/15/32	300,000	296,379
Energuate Trust 2.0 144A 6.35% 9/15/35 #	520,000	518,148
		Principal amount°	Value (US $)

Corporate Bonds (continued)
Utilities (continued)

GDZ Elektrik Dagitim 144A 9.00% 10/15/29 #		510,000	$ 493,194
Generadora de Gatun 144A 6.874% 9/30/44 #		530,000	547,776
Georgia Global Utilities JSC 144A 8.875% 7/25/29 #		275,000	287,021
Georgia Power 4.70% 5/15/32		2,100,000	2,101,097
Mong Duong Finance Holdings 144A 5.125% 5/7/29 #		604,738	597,447
National Fuel Gas 4.75% 5/15/29		700,000	698,259
National Grid 5.405% 6/9/36		2,425,000	2,415,577
NextEra Energy Capital Holdings 1.90% 6/15/28		2,500,000	2,378,878
Northumbrian Water Finance 1.625% 10/11/26 ■	GBP	700,000	921,354
Nova Securitisation 144A 6.50% 2/3/36 #		625,000	588,209
NRG Energy
144A 4.734% 10/15/30 #		1,760,000	1,739,465
144A 5.407% 10/15/35 #		1,405,000	1,381,804
Pacific Gas & Electric
2.10% 8/1/27		1,400,000	1,363,469
3.00% 6/15/28		800,000	774,443
3.30% 3/15/27		700,000	693,908
3.30% 8/1/40		600,000	450,280
3.50% 8/1/50		1,100,000	734,426
4.20% 3/1/29		3,200,000	3,155,602
4.40% 3/1/32		1,300,000	1,256,836
4.50% 7/1/40		1,100,000	947,201
6.00% 5/1/56		2,083,000	1,994,206

Pedernales Electric Cooperative 144A 6.202% 11/15/32 #		423,000	431,926
Promigas 144A 7.75% 6/24/56 #, μ		634,000	645,095
San Diego Gas & Electric 5.20% 3/15/36		690,000	686,990
Sorik Marapi Geothermal Power 144A 7.75% 8/5/31 #		475,983	479,551

18    NQ- OPTFI [0626] 0826 (5831270)

		Principal amount°	Value (US $)

Corporate Bonds (continued)
Utilities (continued)
Southern California Edison
4.95% 9/15/31		300,000	$ 299,427
5.25% 3/15/30		900,000	910,280

Union Electric 4.80% 3/15/36		770,000	749,429
Vistra Operations
144A 4.70% 1/31/31 #		1,100,000	1,079,547
144A 5.35% 1/31/36 #		1,890,000	1,853,067
144A 6.95% 10/15/33 #		3,700,000	4,027,938
			48,600,224
Total Corporate Bonds (cost $921,799,184)			916,980,584

Government Agency Obligations — 0.57%
Avilease Capital 144A 5.50% 6/30/31 #		1,015,000	1,022,926
Banco Nacional de Panama 144A 2.50% 8/11/30 #		935,000	836,150
Chile Electricity Lux MPC 144A 6.01% 1/20/33 #		571,900	590,309
Comision Federal de Electricidad
144A 3.348% 2/9/31 #		200,000	180,316
144A 6.045% 1/28/34 #		225,000	220,554
144A 6.50% 1/28/51 #		425,000	415,438
Corp Nacional del Cobre de Chile
144A 3.70% 1/30/50 #		225,000	157,652
144A 4.25% 7/17/42 #		200,000	164,068
144A 6.33% 1/13/35 #		400,000	421,023

CPPIB Capital 4.30% 6/2/34 ■	CAD	1,500,000	1,110,809
Dhafrah Pv2 Energy 144A 5.794% 6/30/53 #		520,000	515,557
Ecopetrol 5.875% 11/2/51		535,000	429,215
FIEMEX Energia - Banco Actinver Institucion de Banca Multiple 144A 7.25% 1/31/41 #		534,874	543,566
Freeport Indonesia 144A 5.315% 4/14/32 #		335,000	333,091
Gaci First Investment 4.875% 2/14/35 ■		539,000	524,534
	Principal amount°	Value (US $)

Government Agency Obligations (continued)

Georgian Railway JSC 4.00% 6/17/28 ■	200,000	$ 192,028
Hutama Karya Persero 144A 3.75% 5/11/30 #	454,000	432,496
Israel Electric 144A 5.633% 1/28/38 #	310,000	308,995
Kazakhstan Temir Zholy National JSC 144A 5.25% 4/29/36 #	905,000	878,374
Korea Hydro & Nuclear Power 144A 4.50% 6/16/31 #	480,000	476,949
Mazoon Assets 144A 5.25% 10/9/31 #	200,000	201,193
MISC Capital Two Labuan 144A 3.75% 4/6/27 #	315,000	312,647
OCP
144A 3.75% 6/23/31 #	200,000	184,815
144A 5.125% 6/23/51 #	805,000	652,657
144A 7.368% 4/22/36 #, μ, ψ	310,000	309,190

Perusahaan Perseroan Persero Perusahaan Listrik Negara 144A 5.25% 5/15/47 #	200,000	173,220
Petroleos Mexicanos
5.95% 1/28/31	600,000	593,401
6.70% 2/16/32	76,000	76,720
7.69% 1/23/50	240,000	224,011
10.00% 2/7/33	200,000	235,584
Petronas Capital
144A 2.48% 1/28/32 #	460,000	410,848
144A 4.95% 1/3/31 #	430,000	435,401

QazaqGaz NC JSC 144A 5.625% 5/8/36 #	340,000	334,754
Saudi Arabian Oil
144A 4.25% 4/16/39 #	200,000	176,526
144A 5.75% 7/17/54 #	400,000	379,181

Sweihan PV Power PJSC 144A 3.625% 1/31/49 #	384,476	315,327
Telecommunications Telekom Srbija AD Belgrade 144A 7.00% 10/28/29 #	475,000	475,375
Total Government Agency Obligations (cost $15,395,580)		15,244,900

NQ- OPTFI [0626] 0826 (5831270)    19

Schedule of investments
Optimum Fixed Income Fund
	Principal amount°	Value (US $)

Municipal Bonds — 0.48%
American Municipal Power, Ohio
(Combined Hydroelectric Projects - Build America Bonds) Series B 8.084% 2/15/50	1,500,000	$ 1,865,850
Chicago, Illinois Transit Authority Sales Tax Receipts Revenue
(Pension Funding) Series A 6.899% 12/1/40	1,583,072	1,747,505
(Retiree Health Care) Series B 6.899% 12/1/40	1,583,076	1,747,510
Golden State, California Tobacco Securitization
(Senior) Series A1 2.587% 6/1/29	1,700,000	1,593,529
Municipal Electric Authority of Georgia
(Build America Bonds Plant Vogtle Units 3 & 4 Project) 6.655% 4/1/57	1,639,000	1,761,351
New York State Urban Development
(Build America Bonds) Series E 5.77% 3/15/39	535,000	545,802
West Virginia Tobacco Settlement Finance Authority
(Class 1 Senior Current Interest Bonds)
Series A 2.351% 6/1/28	300,000	286,062
Series A 2.551% 6/1/29	300,000	280,314
Series A 2.951% 6/1/31	500,000	453,035
Wisconsin Public Finance Authority Senior Lien Toll Revenue
(Georgia SR 400 Express Lanes Project) 6.50% 12/31/65 (AMT)	2,375,000	2,658,908
Total Municipal Bonds (cost $13,933,360)		12,939,866

	Principal amount°	Value (US $)

Non-Agency Asset-Backed Securities — 3.55%
ABFC Trust Series 2006-HE1 A2D 4.203% (TSFR01M + 0.55%, Floor 0.44%) 1/25/37 •	209,101	$ 115,396
ACHV ABS Trust Series 2024-3AL A 144A 5.01% 12/26/31 #	282,514	283,434
Argent Securities Trust
Series 2006-M1 A2C 4.063% (TSFR01M + 0.41%, Floor 0.30%) 7/25/36 •	1,012,676	268,013
Series 2006-W4 A2C 4.083% (TSFR01M + 0.43%, Floor 0.32%) 5/25/36 •	530,439	123,293

Bear Stearns Asset-Backed Securities I Trust Series 2005-FR1 M2 4.768% (TSFR01M + 1.12%, Floor 1.01%) 6/25/35 •	164,308	162,364
Capital Street Master Trust Series 2025-1 A 144A 4.693% (SOFR + 1.10%, Floor 1.10%) 8/16/29 #, •	500,000	499,998
Carvana Auto Receivables Trust Series 2024-P2 A3 5.33% 7/10/29	2,261,496	2,271,471
Centex Home Equity Loan Trust Series 2002-A AF6 5.54% 1/25/32	54	54
Chase Auto Owner Trust Series 2024-2A A3 144A 5.52% 6/25/29 #	1,738,010	1,750,995
Chesapeake Funding II Series 2024-1A A1 144A 5.52% 5/15/36 #	1,186,904	1,194,162
CIT Mortgage Loan Trust Series 2007-1 1M1 144A 5.263% (TSFR01M + 2.36%, Floor 2.25%) 10/25/37 #, •	2,039,215	2,058,817
Citizens Auto Receivables Trust Series 2023-1 A3 144A 5.84% 1/18/28 #	693,996	695,224

20    NQ- OPTFI [0626] 0826 (5831270)

	Principal amount°	Value (US $)

Non-Agency Asset-Backed Securities (continued)
Countrywide Asset-Backed Certificates Trust
Series 2004-3 2A 4.163% (TSFR01M + 0.51%, Floor 0.40%) 8/25/34 •	20,796	$ 20,265
Series 2006-1 AF6 4.357% 7/25/36 •	11,259	10,985
Series 2006-11 1AF6 6.15% 9/25/46 •	13,924	12,810
Series 2006-26 2A4 4.203% (TSFR01M + 0.55%, Floor 0.44%) 6/25/37 •	470,007	459,576
Series 2007-6 2A4 4.383% (TSFR01M + 0.73%, Floor 0.62%) 9/25/37 •	936,707	793,833

CWABS Asset-Backed Certificates Trust Series 2005-3 MV7 5.713% (TSFR01M + 2.06%, Floor 1.95%) 8/25/35 •	4,200,000	3,937,407
CyrusOne Data Centers Issuer I Series 2024-2A A2 144A 4.50% 5/20/49 #	8,900,000	8,618,505
Diamond Infrastructure Funding Series 2021-1A A 144A 1.76% 4/15/49 #	4,700,000	4,626,309
Domino's Pizza Master Issuer
Series 2019-1A A2 144A 3.668% 10/25/49 #	6,240,000	5,986,749
Series 2021-1A A2I 144A 2.662% 4/25/51 #	7,196,500	6,836,645

EquiFirst Mortgage Loan Trust Series 2004-2 M7 6.763% (TSFR01M + 3.11%, Floor 3.00%) 10/25/34 •	662,361	658,056
Ford Credit Auto Owner Trust Series 2024-B A3 5.10% 4/15/29	2,286,940	2,299,688
Ford Credit Floorplan Master Owner Trust Series 2024-1 A1 144A 5.29% 4/15/29 #	4,500,000	4,535,996
		Principal amount°	Value (US $)

Non-Agency Asset-Backed Securities (continued)

Fremont Home Loan Trust Series 2004-B M1 4.633% (TSFR01M + 0.98%, Floor 0.87%) 5/25/34 •		1,590,492	$ 1,592,153
GE-WMC Mortgage Securities Trust Series 2006-1 A2B 4.063% (TSFR01M + 0.41%, Floor 0.30%) 8/25/36 •		1,479,947	605,766
GLS Auto Select Receivables Trust Series 2024-3A A2 144A 5.59% 10/15/29 #		186,650	187,828
GMF Canada Leasing Trust Asset-Backed Notes Series 2026-1A A2 144A 3.294% 1/22/29 #	CAD	1,300,000	924,597
GSAMP Trust
Series 2006-FM3 A2D 4.223% (TSFR01M + 0.57%, Floor 0.46%) 11/25/36 •		656,477	296,685
Series 2007-SEA1 A 144A 4.063% (TSFR01M + 0.41%, Floor 0.30%) 12/25/36 #, •		207,771	206,622

Home Equity Mortgage Loan Asset-Backed Trust Series 2007-A 2A3 4.003% (TSFR01M + 0.35%, Floor 0.24%) 4/25/37 •		877,488	592,282
HSI Asset Securitization Trust Series 2006-HE1 2A1 3.863% (TSFR01M + 0.21%, Floor 0.10%) 10/25/36 •		19,289	6,452
Long Beach Mortgage Loan Trust
Series 2006-1 2A4 4.363% (TSFR01M + 0.71%, Floor 0.60%) 2/25/36 •		2,110,987	1,892,368
NQ- OPTFI [0626] 0826 (5831270)    21

Schedule of investments
Optimum Fixed Income Fund
	Principal amount°	Value (US $)

Non-Agency Asset-Backed Securities (continued)
Long Beach Mortgage Loan Trust
Series 2006-7 1A 4.073% (TSFR01M + 0.42%, Floor 0.31%) 8/25/36 •	1,949,243	$ 1,020,481
Morgan Stanley ABS Capital I Trust
Series 2007-HE1 A2C 3.913% (TSFR01M + 0.26%, Floor 0.15%) 11/25/36 •	3,100,578	1,717,524
Series 2007-HE5 A2D 4.103% (TSFR01M + 0.45%, Floor 0.34%) 3/25/37 •	2,419,665	966,355

Nelnet Student Loan Trust Series 2026-A A1A 144A 4.61% 2/21/61 #	3,069,090	3,012,008
New Century Home Equity Loan Trust Series 2005-1 M2 4.483% (TSFR01M + 0.83%, Cap 12.50%, Floor 0.83%) 3/25/35 •	104,938	106,244
Nissan Master Owner Trust Receivables Series 2024-B A 144A 5.05% 2/15/29 #	8,000,000	8,033,354
Option One Mortgage Loan Trust
Series 2005-1 M1 4.543% (TSFR01M + 0.89%, Floor 0.78%) 2/25/35 •	478,451	455,845
Series 2007-4 2A4 4.073% (TSFR01M + 0.42%, Floor 0.31%) 4/25/37 •	4,127,837	2,348,247

Porsche Innovative Lease Owner Trust Series 2024-1A A3 144A 4.67% 11/22/27 #	2,149,691	2,152,554
Santander Drive Auto Receivables Trust
Series 2025-1 D 5.43% 3/17/31	1,600,000	1,614,363
Series 2025-4 D 4.95% 1/15/32	2,805,000	2,790,919

	Principal amount°	Value (US $)

Non-Agency Asset-Backed Securities (continued)

SLAM Series 2025-1A A 144A 5.807% 5/15/50 #	2,709,593	$ 2,722,509
Stellantis Financial Underwritten Enhanced Lease Trust Series 2025-AA A2 144A 4.63% 7/20/27 #	1,368,031	1,369,568
Structured Asset Investment Loan Trust Series 2003-BC2 M1 5.143% (TSFR01M + 1.49%, Floor 1.38%) 4/25/33 •	15,778	16,342
Structured Asset Securities Mortgage Loan Trust
Series 2006-BC1 A6 4.033% (TSFR01M + 0.38%, Floor 0.27%) 3/25/36 •	701,816	659,681
Series 2006-BC2 A1 3.918% (TSFR01M + 0.27%, Floor 0.16%) 9/25/36 •	2,405,256	1,431,094

Toyota Auto Receivables Owner Trust Series 2024-B A3 5.33% 1/16/29	2,792,398	2,810,341
Volvo Financial Equipment Series 2026-1A A3 144A 3.93% 5/15/30 #	4,450,000	4,396,457
Westlake Automobile Receivables Trust Series 2025-2A A2A 144A 4.66% 9/15/28 #	618,779	619,539
Yamaha Motor Master Trust II Series 2026-A A1 144A 4.43% 4/15/31 #	2,000,000	1,987,046
Total Non-Agency Asset-Backed Securities (cost $101,354,193)		94,755,269

22    NQ- OPTFI [0626] 0826 (5831270)

	Principal amount°	Value (US $)

Non-Agency Collateralized Mortgage Obligations — 4.11%
Alternative Loan Trust Resecuritization Series 2008-2R 3A1 6.00% 8/25/37 •	781,005	$ 370,776
Angel Oak Mortgage Trust Series 2024-2 A1 144A 5.985% 1/25/69 #, ~	868,410	869,715
ARM Trust
Series 2005-10 3A31 4.064% 1/25/36 •	13,459	12,847
Series 2006-2 1A4 4.408% 5/25/36 •	206,404	176,184
Banc of America Funding Trust
Series 2005-E 7A1 5.174% (12MTA + 1.43%, Floor 1.43%) 6/20/35 •	49,238	45,524
Series 2006-I 1A1 5.593% 12/20/36 •	39,739	39,252

Banc of America Mortgage Trust Series 2003-D 2A1 6.247% 5/25/33 •	321	317
Bear Stearns ARM Trust Series 2003-5 2A1 4.379% 8/25/33 •	9,542	8,832
Bear Stearns Asset-Backed Securities Trust Series 2007-SD1 22A1 4.875% 10/25/36 •	90,897	36,961
Chase Home Lending Mortgage Trust
Series 2024-7 A11 144A 4.928% (SOFR + 1.30%, Cap 8.00%) 6/25/55 #, •	1,788,862	1,788,244
Series 2024-RPL1 A1A 144A 3.25% 3/25/64 #, •	1,488,067	1,308,332
Series 2024-RPL3 A1A 144A 3.25% 9/25/64 #, •	2,817,325	2,481,626

Chase Mortgage Finance Trust Series 2005-A1 3A1 4.214% 12/25/35 •	24,342	21,082
CHL Mortgage Pass Through Trust Series 2007-4 1A1 6.00% 5/25/37 ♦	640,660	259,483
	Principal amount°	Value (US $)

Non-Agency Collateralized Mortgage Obligations (continued)

Citigroup Mortgage Loan Trust Series 2024-1 A11 144A 4.978% (SOFR + 1.35%, Cap 8.00%) 7/25/54 #, •	1,878,914	$ 1,879,497
COLT Mortgage Loan Trust Series 2024-3 A1 144A 6.393% 6/25/69 #, ~	1,599,688	1,609,346
Connecticut Avenue Securities Trust
Series 2022-R01 1M2 144A 5.528% (SOFR + 1.90%) 12/25/41 #, •	1,500,000	1,503,659
Series 2022-R02 2M2 144A 6.628% (SOFR + 3.00%) 1/25/42 #, •	823,361	831,927
Series 2025-R01 1M2 144A 5.128% (SOFR + 1.50%) 1/25/45 #, •	680,000	680,428
Series 2025-R02 1M2 144A 5.228% (SOFR + 1.60%) 2/25/45 #, •	1,620,000	1,625,573
Series 2025-R03 2M1 144A 5.228% (SOFR + 1.60%) 3/25/45 #, •	496,452	496,980
Series 2025-R04 1M2 144A 5.128% (SOFR + 1.50%) 5/25/45 #, •	2,870,000	2,879,220
Series 2025-R05 2M2 144A 5.228% (SOFR + 1.60%) 7/25/45 #, •	1,280,000	1,283,145
Series 2025-R06 1B1 144A 5.478% (SOFR + 1.85%) 9/25/45 #, •	5,169,444	5,202,828
Series 2026-R01 2M2 144A 4.978% (SOFR + 1.35%) 1/25/46 #, •	4,560,000	4,548,157
Series 2026-R02 1M2 144A 5.128% (SOFR + 1.50%) 2/25/46 #, •	2,380,000	2,390,023
Series 2026-R03 2M2 144A 5.178% (SOFR + 1.55%) 4/25/46 #, •	1,860,000	1,866,593

Cross Mortgage Trust Series 2024-H3 A1 144A 6.272% 6/25/69 #, ~	2,101,414	2,111,123
NQ- OPTFI [0626] 0826 (5831270)    23

Schedule of investments
Optimum Fixed Income Fund
	Principal amount°	Value (US $)

Non-Agency Collateralized Mortgage Obligations (continued)
CSMC Mortgage-Backed Trust
Series 2007-1 5A14 6.00% 2/25/37	131,815	$ 68,222
Series 2007-3 4A12 2.987% (6.64% minus TSFR01M, Cap 6.75%) 4/25/37 Σ, =, •	55,929	7,119
Series 2007-3 4A15 5.50% 4/25/37	24,834	20,124
Series 2007-3 4A6 4.013% (TSFR01M + 0.36%, Cap 7.00%, Floor 0.25%) 4/25/37 •	55,929	43,239

CSMC Trust Series 2005-1R 2A5 144A 5.75% 12/26/35 #	429,590	236,853
First Franklin Mortgage Loan Trust Series 2006-FF5 2A3 4.083% (TSFR01M + 0.43%, Floor 0.32%) 4/25/36 •	317,426	313,059
Freddie Mac Structured Agency Credit Risk REMIC Trust
Series 2021-DNA5 M2 144A 5.278% (SOFR + 1.65%) 1/25/34 #, •	501,438	502,036
Series 2021-HQA2 M2 144A 5.678% (SOFR + 2.05%) 12/25/33 #, •	3,408,799	3,461,224
Series 2022-DNA1 M2 144A 6.128% (SOFR + 2.50%) 1/25/42 #, •	3,000,000	3,025,320
Series 2022-DNA2 M2 144A 7.378% (SOFR + 3.75%) 2/25/42 #, •	1,000,000	1,017,500
Series 2025-DNA2 M2 144A 5.128% (SOFR + 1.50%) 5/25/45 #, •	1,115,000	1,115,972
Series 2025-DNA3 M2 144A 5.128% (SOFR + 1.50%) 9/25/45 #, •	1,290,000	1,294,313
Series 2025-DNA4 M2 144A 5.178% (SOFR + 1.55%) 10/25/45 #, •	5,500,000	5,512,211
Series 2026-DNA2 B1 144A 5.728% (SOFR + 2.10%) 3/25/46 #, •	4,300,000	4,363,677
		Principal amount°	Value (US $)

Non-Agency Collateralized Mortgage Obligations (continued)
Freddie Mac Structured Agency Credit Risk REMIC Trust
Series 2026-DNA2 M2 144A 5.228% (SOFR + 1.60%) 3/25/46 #, •		2,050,000	$ 2,054,820
Series 2026-HQA1 M2 144A 5.128% (SOFR + 1.50%) 5/25/46 #, •		1,040,000	1,039,870

GCAT Trust Series 2024-NQM2 A1 144A 6.085% 6/25/59 #, ~		1,872,265	1,879,301
GMACM Mortgage Loan Trust Series 2006-J1 A1 5.75% 4/25/36		9,311	8,032
GSR Mortgage Loan Trust Series 2007-AR1 2A1 3.824% 3/25/47 •		298,701	150,119
Harvest Funding Series 1A A 144A 4.651% (SONIA + 0.90%) 11/15/69 #, •	GBP	1,000,000	1,326,650
JPMorgan Alternative Loan Trust Series 2007-A2 11A1 4.123% (TSFR01M + 0.47%, Cap 11.50%, Floor 0.36%) 6/25/37 •		2,502,890	1,242,426
JPMorgan Mortgage Trust
Series 2006-A6 2A4L 5.264% 10/25/36 •		127,179	100,092
Series 2006-A7 2A2 4.384% 1/25/37 •		22,543	18,733
Series 2007-A1 6A1 5.285% 7/25/35 •		17,835	17,562
Series 2014-2 B1 144A 3.308% 6/25/29 #, •		21,186	20,851
Series 2014-2 B2 144A 3.308% 6/25/29 #, •		21,186	20,843
Series 2015-4 B1 144A 3.507% 6/25/45 #, •		272,440	252,954
Series 2015-4 B2 144A 3.507% 6/25/45 #, •		116,441	107,807

24    NQ- OPTFI [0626] 0826 (5831270)

		Principal amount°	Value (US $)

Non-Agency Collateralized Mortgage Obligations (continued)
JPMorgan Mortgage Trust
Series 2016-4 B1 144A 3.763% 10/25/46 #, •		124,249	$ 117,155
Series 2016-4 B2 144A 3.763% 10/25/46 #, •		226,699	213,031
Series 2017-1 B3 144A 3.445% 1/25/47 #, •		643,984	580,047
Series 2021-13 B1 144A 3.133% 4/25/52 #, •		1,782,305	1,524,788
JPMorgan Trust
Series 2015-5 B2 144A 5.189% 5/25/45 #, •		1,684	1,681
Series 2015-6 B1 144A 3.509% 10/25/45 #, •		85,171	82,425
Series 2015-6 B2 144A 3.509% 10/25/45 #, •		82,869	80,127

Lehman Mortgage Trust Series 2007-10 2A2 6.50% 1/25/38		1,142,998	280,611
Ludgate Funding
Series 2006-1X A2A 4.056% (SONIA + 0.31%) 12/1/60 ■, •	GBP	469,229	615,856
Series 2008-W1X A1 4.466% (SONIA + 0.72%) 1/1/61 ■, •	GBP	174,443	231,390

Mansard Mortgages Series 2007-1X A2 4.046% (SONIA + 0.30%) 4/15/47 ■, •	GBP	138,704	183,533
MASTR Alternative Loan Trust
Series 2004-3 8A1 7.00% 4/25/34		436	449
Series 2004-5 6A1 7.00% 6/25/34		6,649	6,785

MASTR ARM Trust Series 2004-4 4A1 5.304% 5/25/34 •		17,458	17,009
		Principal amount°	Value (US $)

Non-Agency Collateralized Mortgage Obligations (continued)

Merrill Lynch Mortgage Investors Trust Series 2004-A1 2A2 5.653% 2/25/34 •		855	$ 815
Mill City Mortgage Loan Trust Series 2019-1 A1 144A 3.25% 10/25/69 #, •		2,366,521	2,319,362
New Residential Mortgage Loan Trust
Series 2018-RPL1 A1 144A 3.50% 12/25/57 #, •		67,046	64,897
Series 2019-RPL3 A1 144A 2.75% 7/25/59 #, •		1,418,601	1,369,742

OBX Trust Series 2024-NQM8 A1 144A 6.233% 5/25/64 #, ~		1,531,047	1,538,818
PRKCM Series 2024-AFC1 A1 144A 6.333% 3/25/59 #, ~		386,942	388,495
Project Cashmere 144A 4.543% 12/30/57 #, =	AUD	20,500,000	14,146,764
PRPM Series 2024-RPL1 A1 144A 4.20% 12/25/64 #, ~		2,420,387	2,380,733
RAAC Trust Series 2005-SP2 2A 4.363% (TSFR01M + 0.71%, Cap 14.00%, Floor 0.60%) 6/25/44 •		100,108	92,733
Radnor Re Series 2024-1 M1B 144A 6.528% (SOFR + 2.90%, Floor 2.90%) 9/25/34 #, •		59,916	60,065
RALI Series Trust
Series 2007-QA5 2A1 6.157% 9/25/37 •		1,711,167	1,119,144
Series 2007-QH8 A 4.655% 10/25/37 •		893,781	704,505

Reperforming Loan REMIC Trust Series 2006-R1 AF1 144A 4.103% (TSFR01M + 0.45%, Cap 9.50%, Floor 0.34%) 1/25/36 #, •		167,307	159,881
NQ- OPTFI [0626] 0826 (5831270)    25

Schedule of investments
Optimum Fixed Income Fund
		Principal amount°	Value (US $)

Non-Agency Collateralized Mortgage Obligations (continued)
Sequoia Mortgage Trust
Series 2004-5 A3 4.732% (TSFR06M + 0.99%, Cap 11.50%, Floor 0.56%) 6/20/34 •		33,504	$ 32,070
Series 2007-1 4A1 3.437% 9/20/46 •		148,193	96,237
Series 2015-1 B2 144A 3.919% 1/25/45 #, •		58,990	57,510
Series 2017-5 B2 144A 3.782% 8/25/47 #, •		2,084,281	1,957,892

Stratton Mortgage Funding Series 2024-2A A 144A 4.646% (SONIA + 0.90%) 6/28/50 #, •	GBP	613,308	814,429
Structured Agency Credit Risk Series 2026-DNA1 M2 144A 4.928% (SOFR + 1.30%) 2/25/46 #, •		1,840,000	1,838,885
Structured ARM Loan Trust Series 2006-1 7A4 3.865% 2/25/36 •		26,800	23,076
Structured Asset Mortgage Investments II Trust Series 2005-AR5 A2 4.254% (TSFR01M + 0.61%, Cap 11.00%, Floor 0.50%) 7/19/35 •		29,140	28,382
Towd Point Mortgage Trust
Series 2017-4 M1 144A 3.25% 6/25/57 #, •		615,000	565,891
Series 2018-1 A1 144A 3.00% 1/25/58 #, •		329	328
Series 2019-4 A1 144A 2.90% 10/25/59 #, •		2,847,193	2,724,538
Series 2024-5 A1A 144A 4.612% 10/25/64 #, •		2,946,709	2,940,766
	Principal amount°	Value (US $)

Non-Agency Collateralized Mortgage Obligations (continued)
Verus Securitization Trust
Series 2023-7 A1 144A 7.07% 10/25/68 #, ~	2,550,745	$ 2,557,337
Series 2024-4 A1 144A 6.218% 6/25/69 #, ~	2,089,461	2,100,005
WaMu Mortgage Pass Through Certificates Trust
Series 2005-AR16 1A3 4.381% 12/25/35 ♦, •	95,458	90,001
Series 2007-HY1 3A3 3.994% 2/25/37 ♦, •	83,062	72,492
Series 2007-HY7 4A1 4.59% 7/25/37 ♦, •	173,012	161,398

Wells Fargo Mortgage-Backed Securities Trust Series 2006-AR11 A6 6.003% 8/25/36 •	64,067	60,814
Total Non-Agency Collateralized Mortgage Obligations (cost $113,182,948)		109,951,495

Non-Agency Commercial Mortgage-Backed Securities — 4.61%
1301 Trust Series 2025-1301 A 144A 5.227% 8/11/42 #, •	4,592,000	4,586,463
BANK
Series 2017-BNK5 B 3.896% 6/15/60 •	605,000	590,704
Series 2017-BNK7 A5 3.435% 9/15/60	1,120,000	1,102,342
Series 2019-BN20 A3 3.011% 9/15/62	8,000,000	7,546,171
Series 2020-BN29 A4 1.997% 11/15/53	5,880,000	5,185,967
Series 2022-BNK39 B 3.346% 2/15/55 •	1,353,000	1,180,390
Series 2022-BNK39 C 3.377% 2/15/55 •	797,000	676,558
Series 2022-BNK40 B 3.502% 3/15/64 •	1,800,000	1,565,242
Series 2024-BNK47 A5 5.716% 6/15/57	3,500,000	3,644,502
Benchmark Mortgage Trust
Series 2020-B17 A5 2.289% 3/15/53	3,460,000	3,110,070

26    NQ- OPTFI [0626] 0826 (5831270)

	Principal amount°	Value (US $)

Non-Agency Commercial Mortgage-Backed Securities (continued)
Benchmark Mortgage Trust
Series 2020-B20 A5 2.034% 10/15/53	5,250,000	$ 4,643,521
Series 2021-B24 A5 2.584% 3/15/54	6,790,000	6,089,190
Series 2022-B32 B 3.202% 1/15/55 •	1,800,000	1,500,025
Series 2022-B32 C 3.57% 1/15/55 •	2,200,000	1,665,105
Series 2022-B33 B 3.734% 3/15/55 •	900,000	775,365
Series 2022-B33 C 3.734% 3/15/55 •	900,000	710,753
Series 2022-B34 A5 3.786% 4/15/55 •	2,950,000	2,725,230
Series 2022-B35 A5 4.59% 5/15/55 •	3,375,000	3,259,064

BFLD Commercial Mortgage Trust Series 2025-660F A 144A 5.125% (TSFR01M + 1.50%, Floor 1.50%) 11/15/42 #, •	6,490,000	6,504,197
BMO Mortgage Trust Series 2022-C1 A5 3.374% 2/15/55 •	600,000	552,093
Cantor Commercial Real Estate Lending Series 2019-CF3 A4 3.006% 1/15/53	800,000	745,566
CD Mortgage Trust
Series 2017-CD6 B 3.911% 11/13/50 •	440,000	418,617
Series 2019-CD8 A4 2.912% 8/15/57	4,575,000	4,280,931

CFCRE Commercial Mortgage Trust Series 2016-C7 A3 3.839% 12/10/54	3,100,000	3,086,871
Citigroup Commercial Mortgage Trust Series 2017-C4 A4 3.471% 10/12/50	635,000	624,534
COMM Mortgage Trust Series 2018-HCLV A 144A 4.921% (TSFR01M + 1.30%, Floor 1.00%) 9/15/33 #, •	2,900,000	2,745,070
	Principal amount°	Value (US $)

Non-Agency Commercial Mortgage-Backed Securities (continued)
GS Mortgage Securities Trust
Series 2017-GS5 A4 3.674% 3/10/50	1,280,000	$ 1,268,960
Series 2017-GS6 A3 3.433% 5/10/50	1,935,000	1,909,264
Series 2019-GC39 A4 3.567% 5/10/52	1,250,000	1,195,299
Series 2019-GC42 A4 3.001% 9/10/52	5,000,000	4,715,106

Hilton USA Trust Series 2016-SFP A 144A 2.828% 11/5/35 #	2,500,000	2,062,450
Hudson Yards Mortgage Trust Series 2026-10HY B 144A 5.328% 12/10/39 #, •	1,000,000	1,003,754
IRV Trust Series 2025-200P A 144A 5.471% 3/14/47 #, •	4,000,000	4,030,686
JPM-DB Commercial Mortgage Securities Trust
Series 2016-C2 A4 3.144% 6/15/49	394,881	388,954
Series 2016-C4 A3 3.141% 12/15/49	852,517	847,148
Series 2017-C7 A5 3.409% 10/15/50	2,395,000	2,355,673

JPMorgan Chase Commercial Mortgage Securities Trust Series 2016-JP2 AS 3.056% 8/15/49	1,250,000	1,239,807
LBTY Commercial Mortgage Trust
Series 2026-225L A 144A 4.746% 2/10/43 #, •	3,700,000	3,635,557
Series 2026-225L D 144A 5.899% 2/10/43 #, •	4,000,000	3,936,937

NQ- OPTFI [0626] 0826 (5831270)    27

Schedule of investments
Optimum Fixed Income Fund
	Principal amount°	Value (US $)

Non-Agency Commercial Mortgage-Backed Securities (continued)

LEX Trust Series 2026-450 A 144A 4.975% (TSFR01M + 1.35%, Floor 1.35%) 3/15/43 #, •	6,570,000	$ 6,580,266
MAD Commercial Mortgage Trust Series 2025-11MD A 144A 4.912% 10/15/42 #, •	6,200,000	6,145,397
Morgan Stanley Capital I Trust
Series 2014-150E A 144A 3.912% 9/9/32 #	3,700,000	3,477,291
Series 2019-L3 A4 3.127% 11/15/52	1,000,000	945,610

NYC Trust Series 2026-9W57 B 144A 5.353% 6/6/40 #, •	7,705,000	7,670,826
Wells Fargo Commercial Mortgage Trust Series 2016-BNK1 A3 2.652% 8/15/49	250,306	249,864
Total Non-Agency Commercial Mortgage-Backed Securities (cost $127,767,892)		123,173,390

Loan Agreements — 0.43%
Basic Industry — 0.00%
Ineos Finance 6.894% (SOFR01M + 3.25%) 2/19/30 •	138,939	128,171
		128,171
Brokerage — 0.03%
Jefferies Finance 6.387% (SOFR01M + 2.75%) 10/21/31 •	688,015	688,338
		688,338
Capital Goods — 0.01%
Standard Industries 5.389% (SOFR01M + 1.75%) 9/22/28 •	325,135	325,863
		325,863
	Principal amount°	Value (US $)

Loan Agreements (continued)
Communications — 0.16%
Charter Communications Operating
Tranche B-4 5.725% (SOFR03M + 2.00%) 12/7/30 •	1,803,750	$ 1,786,338
Tranche B5 5.975% (SOFR03M + 2.25%) 12/15/31 •	459,995	454,274

Discovery Global Holdings 6.144% (SOFR01M + 2.50%) 6/3/33 •	1,373,077	1,375,163
Virgin Media Bristol
Tranche Q 6.99% (SOFR01M + 3.36%) 1/31/29 •	400,000	384,062
Tranche Y 6.967% (SOFR06M + 3.28%) 3/31/31 •	215,000	191,646
		4,191,483
Consumer Cyclical — 0.15%
Hilton Worldwide Finance Tranche B4 5.398% (SOFR01M + 1.75%) 11/8/30 •	1,088,891	1,092,188
IRB Holding Tranche B 6.144% (SOFR01M + 2.50%) 12/15/30 •	2,989,767	2,993,711
		4,085,899
Finance Companies — 0.03%
Azorra Soar TLB Finance 6.164% (SOFR03M + 2.50%) 10/18/29 •	692,961	695,560
		695,560
Technology — 0.00%
Icon Parent I 6.446% (SOFR03M + 2.75%) 11/13/26	1	1
		1
Utilities — 0.05%
Lightning Power Tranche B 5.644% (SOFR01M + 2.00%) 8/18/31 •	1,320,835	1,323,900
		1,323,900
Total Loan Agreements (cost $11,445,407)		11,439,215

28    NQ- OPTFI [0626] 0826 (5831270)

		Principal amount°	Value (US $)

Sovereign Bonds — 4.86%Δ
Angola — 0.01%
Angolan Government International Bond 9.125% 11/26/49 ■		200,000	$ 187,755
			187,755
Argentina — 0.05%
Argentine Republic Government International Bonds
0.75% 7/9/30 ~		422,898	375,322
1.00% 7/9/29		22,283	20,400
4.125% 7/9/35 ~		902,150	723,073

Ciudad Autonoma de Buenos Aires 144A 7.05% 5/13/36 #		184,000	180,734
Provincia de Buenos Aires 6.625% 9/1/37 ■, ~		201,004	166,679
			1,466,208
Armenia — 0.02%
Republic of Armenia International Bond 3.60% 2/2/31 ■		440,000	405,955
			405,955
Azerbaijan — 0.01%
Republic of Azerbaijan International Bond 144A 3.50% 9/1/32 #		325,000	303,179
			303,179
Benin — 0.01%
Benin Government International Bond 144A 7.96% 2/13/38 #		200,000	212,827
			212,827
Bermuda — 0.02%
Bermuda Government International Bonds 144A 5.00% 7/15/32 #		400,000	403,792
			403,792
Bolivia — 0.01%
Bolivian Government International Bond 144A 9.45% 5/14/31 #		200,000	205,150
			205,150
Brazil — 1.52%
Brazil Letras do Tesouro Nacional
13.347% 4/1/27 ^	BRL	136,154,000	23,965,829
13.549% 10/1/26 ^	BRL	75,932,000	14,225,932
		Principal amount°	Value (US $)

Sovereign Bonds Δ(continued)
Brazil (continued)
Brazilian Government International Bonds
4.75% 1/14/50		210,000	$ 155,820
6.625% 3/15/35		400,000	411,060
7.125% 5/13/54		300,000	302,325
7.25% 1/12/56		1,570,000	1,580,598
			40,641,564
Canada — 0.60%
Canadian Government Bond 3.25% 12/1/34	CAD	10,300,000	7,253,901
Province of Quebec Canada 4.45% 9/1/34	CAD	11,800,000	8,802,846
			16,056,747
Chile — 0.01%
Chile Government International Bond 2.55% 1/27/32		246,000	219,186
			219,186
Colombia — 0.05%
Colombia Government International Bonds
5.00% 6/15/45		200,000	160,190
6.50% 1/21/33		700,000	711,900
7.50% 2/2/34		415,000	444,050
			1,316,140
Congo (Democratic Republic) — 0.01%
DRC International Bond 144A 9.50% 4/16/37 #		200,000	209,690
			209,690
Costa Rica — 0.06%
Costa Rica Government International Bonds
5.50% 11/21/30	EUR	750,000	899,643
6.001% 1/16/36 ■	EUR	500,000	604,813
144A 7.00% 4/4/44 #		200,000	218,836
			1,723,292
Dominican Republic — 0.05%
Dominican Republic International Bonds
144A 4.875% 9/23/32 #		700,000	666,295
144A 5.75% 3/17/34 #		700,000	691,460
			1,357,755
NQ- OPTFI [0626] 0826 (5831270)    29

Schedule of investments
Optimum Fixed Income Fund
	Principal amount°	Value (US $)

Sovereign Bonds Δ(continued)
Ecuador — 0.05%
Ecuador Government International Bonds
144A 8.75% 1/29/34 #	300,000	$ 303,300
144A 9.25% 1/29/39 #	935,000	962,115
		1,265,415
Egypt — 0.03%
Egypt Government International Bonds
7.30% 9/30/33 ■	200,000	200,021
144A 8.70% 3/1/49 #	359,000	354,944
8.70% 3/1/49 ■	200,000	197,740
		752,705
Ghana — 0.02%
Ghana Government International Bonds
144A 5.00% 7/3/29 #, ~	79,328	78,497
144A 5.00% 7/3/35 #, ~	389,040	361,204
		439,701
Guatemala — 0.02%
Guatemala Government Bond 144A 6.55% 2/6/37 #	400,000	427,992
		427,992
Honduras — 0.01%
Honduras Government International Bond 144A 8.625% 11/27/34 #	200,000	232,078
		232,078
Hungary — 0.02%
Hungary Government International Bond 144A 6.75% 9/25/52 #	277,000	302,022
MFB Magyar Fejlesztesi Bank 6.50% 6/29/28 ■	215,000	221,549
		523,571
Israel — 0.10%
Israel Government International Bonds
5.375% 3/12/29	1,400,000	1,415,144
5.375% 2/19/30	1,200,000	1,216,945
		2,632,089
		Principal amount°	Value (US $)

Sovereign Bonds Δ(continued)
Italy — 0.26%
Cassa Depositi e Prestiti 144A 5.875% 4/30/29 #		6,600,000	$ 6,818,876
			6,818,876
Ivory Coast — 0.03%
Ivory Coast Government International Bonds
144A 6.125% 6/15/33 #		430,000	427,396
144A 8.075% 4/1/36 #		400,000	438,309
			865,705
Japan — 0.42%
Japan Government Thirty Year Bonds
2.30% 12/20/54	JPY	470,000,000	2,101,363
2.40% 3/20/55	JPY	271,000,000	1,240,930
3.70% 3/20/56	JPY	630,150,000	3,750,031
Japan Government Twenty Year Bonds
2.00% 12/20/44	JPY	610,000,000	2,977,649
2.40% 3/20/45	JPY	221,000,000	1,147,292
			11,217,265
Jordan — 0.01%
Jordan Government International Bond 144A 5.75% 11/12/32 #		225,000	222,409
			222,409
Kenya — 0.01%
Republic of Kenya Government International Bond 9.50% 3/5/36 ■		200,000	212,895
			212,895
Kuwait — 0.05%
Kuwait International Government Bond 4.804% 4/20/33 ■		1,400,000	1,397,631
			1,397,631
Lebanon — 0.00%
Lebanon Government International Bond 6.85% 3/23/27 ‡, ■		465,000	116,366
			116,366
Mexico — 0.23%
Eagle Funding Luxco 144A 5.50% 8/17/30 #		3,700,000	3,719,610

30    NQ- OPTFI [0626] 0826 (5831270)

		Principal amount°	Value (US $)

Sovereign Bonds Δ(continued)
Mexico (continued)
Mexico Government International Bonds
5.375% 3/22/33		250,000	$ 245,138
5.85% 7/2/32		600,000	606,630
6.125% 2/9/38		550,000	540,237
6.875% 5/13/37		900,000	945,270
			6,056,885
Mongolia — 0.02%
Development Bank of Mongolia 144A 6.90% 7/2/31 #		644,000	638,577
			638,577
Montenegro — 0.01%
Montenegro Government International Bond 144A 4.875% 4/1/32 #	EUR	140,000	162,622
			162,622
Morocco — 0.01%
Morocco Government International Bond 4.00% 12/15/50 ■		200,000	144,505
			144,505
Nigeria — 0.04%
Nigeria Government International Bonds
7.143% 2/23/30 ■		200,000	203,859
7.375% 9/28/33 ■		320,000	323,266
144A 7.875% 2/16/32 #		337,000	352,090
8.631% 1/13/36 ■		261,000	283,597
			1,162,812
Oman — 0.01%
Oman Government International Bond 144A 6.75% 1/17/48 #		343,000	376,980
			376,980
Panama — 0.04%
Panama Government International Bonds
3.298% 1/19/33		200,000	177,580
5.662% 2/23/38		300,000	299,700
6.40% 2/14/35		235,000	248,747
6.853% 3/28/54		200,000	216,998
			943,025
		Principal amount°	Value (US $)

Sovereign Bonds Δ(continued)
Paraguay — 0.02%
Paraguay Government International Bonds
144A 5.40% 3/30/50 #		403,000	$ 374,258
5.40% 3/30/50 ■		220,000	204,310
			578,568
Peru — 0.20%
Peru Government Bonds
144A 6.85% 8/12/35 #	PEN	9,100,000	2,797,295
144A 7.30% 8/12/33 #	PEN	6,300,000	2,066,620
Peruvian Government International Bonds
2.844% 6/20/30		312,000	293,280
144A 6.15% 8/12/32 #	PEN	700,000	222,047
			5,379,242
Philippines — 0.05%
Philippine Government International Bonds
5.00% 1/13/37		678,000	664,058
5.325% 6/24/36		715,000	715,375
			1,379,433
Poland — 0.02%
Bank Gospodarstwa Krajowego 144A 5.75% 7/9/34 #		200,000	208,013
Republic of Poland Government International Bonds
4.875% 2/12/30		200,000	202,389
5.50% 4/4/53		203,000	192,557
			602,959
Qatar — 0.06%
Qatar Government International Bond 4.80% 4/8/33 ■		1,700,000	1,709,134
			1,709,134
Romania — 0.11%
Romanian Government International Bonds
144A 1.75% 7/13/30 #	EUR	1,800,000	1,872,640
144A 5.75% 7/4/36 #		368,000	352,609
7.125% 1/17/33 ■		276,000	293,304
7.50% 2/10/37 ■		310,000	335,402
			2,853,955
NQ- OPTFI [0626] 0826 (5831270)    31

Schedule of investments
Optimum Fixed Income Fund
		Principal amount°	Value (US $)

Sovereign Bonds Δ(continued)
Saudi Arabia — 0.03%
Saudi Government International Bond 144A 5.375% 1/13/31 #		900,000	$ 919,089
			919,089
Serbia — 0.02%
Serbia International Bonds 144A 6.00% 6/12/34 #		640,000	656,492
			656,492
South Africa — 0.35%
Republic of South Africa Government Bonds
6.25% 3/31/36	ZAR	10,700,000	560,074
8.75% 2/28/48	ZAR	8,000,000	480,284
8.875% 2/28/35	ZAR	60,900,000	3,855,126
9.00% 1/31/40	ZAR	6,800,000	419,898
Republic of South Africa Government International Bonds
4.85% 9/30/29		3,000,000	2,979,920
5.65% 9/27/47		761,000	646,073
5.75% 9/30/49		200,000	169,528
5.875% 6/22/30		268,000	274,556
			9,385,459
Sri Lanka — 0.01%
Sri Lanka Government International Bonds
144A 3.35% 3/15/33 #, ~		142,407	137,221
144A 3.60% 6/15/35 #, ~		54,712	45,781
144A 3.60% 5/15/36 #, ~		39,091	39,343
144A 3.60% 2/15/38 #, ~		83,202	84,201
144A 4.00% 4/15/28 #		17,781	17,206
			323,752
Türkiye — 0.05%
Hazine Mustesarligi Varlik Kiralama 144A 6.50% 4/26/30 #		200,000	201,584
Turkiye Government International Bonds
6.95% 9/16/35		300,000	301,158
7.125% 2/12/32		200,000	205,274
7.625% 4/26/29		300,000	313,638
9.125% 7/13/30		200,000	220,464

	Principal amount°	Value (US $)

Sovereign Bonds Δ(continued)
Türkiye (continued)

Turkiye Ihracat Kredi Bankasi 144A 6.875% 7/3/28 #	200,000	$ 203,173
		1,445,291
Ukraine — 0.02%
Ukraine Government International Bonds
144A 0.00% 2/1/30 #, ~	13,261	9,534
144A 0.00% 2/1/34 #, ~	49,556	28,045
0.00% 2/1/35 ■, ~	57,000	34,357
144A 0.00% 2/1/35 #, ~	41,878	25,243
144A 0.00% 2/1/36 #, ~	34,899	21,003
144A 4.00% 2/1/32 #, ~	295,000	244,460
144A 4.50% 2/1/34 #, ~	109,247	76,883
144A 4.50% 2/1/35 #, ~	84,970	58,959
144A 4.50% 2/1/36 #, ~	48,554	33,405
		531,889
United Arab Emirates — 0.09%
Abu Dhabi Government International Bonds
4.625% 4/20/33 ■	1,400,000	1,395,445
144A 4.875% 4/30/29 #	1,100,000	1,108,207
		2,503,652
Venezuela — 0.01%
Venezuela Government International Bond 7.75% 10/13/19 ‡, ■	370,000	164,557
		164,557
Total Sovereign Bonds (cost $131,196,401)		129,752,816

Supranational Banks — 0.49%
Africa Finance 144A 5.55% 10/8/29 #	540,000	546,536
African Development Bank
5.75% 5/7/34 μ, ψ	525,000	521,034
5.875% 5/7/35 μ, ψ	200,000	197,737

Corp Andina de Fomento 144A 6.75% 6/17/30 #, μ, ψ	490,000	507,150

32    NQ- OPTFI [0626] 0826 (5831270)

		Principal amount°	Value (US $)

Supranational Banks (continued)

European Union 2.875% 10/5/29 ■	EUR	9,900,000	$ 11,375,284
Total Supranational Banks (cost $12,345,276)			13,147,741

US Treasury Obligations — 13.58%
US Treasury Bonds
1.375% 11/15/40		100,000	64,682
1.625% 11/15/50		13,500,000	7,059,551
1.75% 8/15/41		1,800,000	1,207,090
1.875% 2/15/41		52,800,000	36,651,659
1.875% 2/15/51		2,700,000	1,501,400
1.875% 11/15/51		33,965,000	18,672,789
2.00% 2/15/50		16,000,000	9,327,501
2.25% 8/15/49		850,000	528,893
2.25% 2/15/52		2,600,000	1,566,145
2.50% 2/15/45		37,100,000	26,030,866
2.75% 8/15/42		900,000	687,797
2.75% 11/15/42		1,400,000	1,064,437
2.875% 5/15/43		2,200,000	1,689,187
2.875% 8/15/45		10,700,000	7,943,079
3.00% 5/15/47		900,000	668,320
3.00% 8/15/48		3,770,000	2,763,145
3.00% 2/15/49		700,000	510,562
3.125% 5/15/48		1,490,000	1,119,886
3.625% 5/15/53		24,300,000	19,425,763
4.625% 2/15/46		14,800,000	14,210,313
4.75% 5/15/55		7,530,000	7,305,571
5.00% 5/15/45		6,445,000	6,501,646
US Treasury Inflation Indexed Bonds
0.625% 7/15/32		30,603,006	28,351,038
1.125% 1/15/33 ∞		20,682,630	19,569,367
1.75% 1/15/34 ∞		7,583,660	7,411,817
1.875% 7/15/34		5,837,205	5,754,855
US Treasury Notes
0.50% 10/31/27 ∞		13,200,000	12,581,507
4.00% 2/15/34		1,000,000	977,148
4.125% 5/31/31		7,760,000	7,732,719
4.125% 2/15/36		2,700,000	2,634,610
4.25% 11/15/34 ∞		7,900,000	7,823,623
4.375% 5/15/36		103,985,000	103,440,696
Total US Treasury Obligations (cost $368,083,750)			362,777,662

	Number of shares	Value (US $)
Common Stocks — 0.04%♣
Financials — 0.01%
MNSN Holdings =, †	2,589	$ 204,963
		204,963
Industrials — 0.03%
Grupo Aeromexico †	5	9
Grupo Aeromexico ADR †	45,231	814,158
		814,167
Real Estate — 0.00%
Sunac China Holdings †	408,203	32,270
		32,270
Total Common Stocks (cost $409,471)		1,051,400

Preferred Stock — 0.05%♣
Financials — 0.05%
SVB Financial Trust 11/7/32 †	2,953	1,358,380
Total Preferred Stock (cost $1,324,412)		1,358,380
	Number of contracts
Options Purchased — 0.03%
Foreign Currency Put Options — 0.00%
USD vs KRW strike price KRW 1,400.00, expiration date 7/9/26, notional amount KRW 2,862,655,600 (BAML)	2,044,754	1
USD vs KRW strike price KRW 1,400.00, expiration date 7/13/26, notional amount KRW 637,344,400 (BAML)	455,246	0
		1

NQ- OPTFI [0626] 0826 (5831270)    33

Schedule of investments
Optimum Fixed Income Fund
	Notional amount*	Value (US $)
Call Swaptions — 0.00%
10 yr IRS pay a fixed rate 3.110% and receive a floating rate based on 12-month USD-ICE SOFR expiration date 5/28/27 (MS)	2,200,000	$ 6,599
10 yr IRS pay a fixed rate 3.111% and receive a floating rate based on 12-month USD-ICE SOFR expiration date 5/28/27 (DB)	14,200,000	42,695
		49,294
Put Swaptions — 0.03%
1 yr IRS pay a fixed rate 3.757% and receive a floating rate based on 12-month USD-ICE SOFR expiration date 9/18/26 (DB)	96,900,000	358,102
1 yr IRS pay a fixed rate 3.757% and receive a floating rate based on 12-month USD-ICE SOFR expiration date 9/18/26 (MS)	151,700,000	560,619
1 yr IRS pay a fixed rate 3.757% and receive a floating rate based on 12-month USD-ICE SOFR expiration date 9/18/26 (MS)	800,000	2,957
		921,678
Total Options Purchased (premium paid $274,300)		970,973
Number of shares
Short-Term Investments — 15.06%
Money Market Mutual Funds — 1.19%
BlackRock Liquidity FedFund – Institutional Shares (seven-day effective yield 3.54%)	7,925,000	7,925,000
	Number of shares	Value (US $)
Short-Term Investments (continued)
Money Market Mutual Funds (continued)
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 3.53%)	7,925,000	$ 7,925,000
Goldman Sachs Financial Square Government Fund – Institutional Shares (seven-day effective yield 3.59%)	7,925,000	7,925,000
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 3.56%)	7,925,000	7,925,000
		31,700,000
	Principal amount°
Commercial Papers — 2.08%
Banco de Credito e Inversiones 144A 4.092% 9/3/26 #	9,850,000	9,777,883
Brookfield Corporate Treasury 144A 4.050% 7/31/26 #	5,650,000	5,630,338
Charles Schwab 144A 4.051% 9/29/26 #	6,200,000	6,138,706
First Abu Dhabi Bank PJSC 144A 4.039% 9/21/26 #	6,100,000	6,045,878
JTI Financial Services North America 144A 4.142% 8/6/26 #	8,350,000	8,318,036
LSEG US Fin
4.04% 9/1/26	1,550,000	1,539,036
4.048% 8/17/26	5,100,000	5,072,691
4.062% 9/2/26	3,250,000	3,226,642

National Bank of Kuwait 144A 4.111% 9/18/26 #	9,800,000	9,716,228
		55,465,438
34    NQ- OPTFI [0626] 0826 (5831270)

	Principal amount°	Value (US $)
Repurchase Agreements — 11.79%
US Treasury repurchase agreement with Citigroup Global Markets 3.63%, dated 6/30/26, to be repurchased 6/30/26, repurchase price $38,203,852 (collateralized by US government obligations; 0.00%; market value $38,977,905)	38,200,000	$ 38,200,000
US Treasury repurchase agreement with JPMorgan Securities 3.72%, dated 6/29/26, to be repurchased 6/30/26, repurchase price $272,628,169 (collateralized by US government obligations; 4.00%; market value $277,838,625)	272,600,000	272,600,000
US Treasury repurchase agreement with JPMorgan Securities 3.72%, dated 6/29/26, to be repurchased 6/30/26, repurchase price $4,300,444 (collateralized by US government obligations; 3.875%; market value $4,383,155)	4,300,000	4,300,000
		315,100,000
Total Short-Term Investments (cost $402,260,302)		402,265,438
Total Value of Securities Before Options Written—125.48% (cost $3,387,534,214)		3,352,171,191

	Number of contracts	Value (US $)
Options Written — (0.00%)
Foreign Currency Put Options — 0.00%
USD vs KRW strike price KRW 1,350.00, expiration date 7/9/26, notional amount KRW (2,760,417,900) (BAML)	(2,044,754)	$ (0)
USD vs KRW strike price KRW 1,350.00, expiration date 7/13/26, notional amount KRW (614,582,100) (BAML)	(455,246)	(0)
		(0)
Futures Option — (0.00%)
US Treasury 6-7 yr Notes, strike price $108.25, expiration date 7/2/26, notional amount $0	(15)	0
US Treasury 6-7 yr Notes, strike price $108.75, expiration date 7/17/26, notional amount ($1,848,750)	(17)	(1,594)
US Treasury 6-7 yr Notes, strike price $108.75, expiration date 7/2/26, notional amount $0	(31)	0
US Treasury 6-7 yr Notes, strike price $109.00, expiration date 7/10/26, notional amount ($1,417,000)	(13)	(813)
US Treasury 6-7 yr Notes, strike price $109.25, expiration date 7/22/26, notional amount ($2,075,750)	(19)	(3,562)
US Treasury 6-7 yr Notes, strike price $110.25, expiration date 7/17/26, notional amount ($1,874,250)	(17)	(4,516)
NQ- OPTFI [0626] 0826 (5831270)    35

Schedule of investments
Optimum Fixed Income Fund
	Number of contracts	Value (US $)
Options Written (continued)
Futures Option (continued)
US Treasury 6-7 yr Notes, strike price $110.25, expiration date 7/2/26, notional amount ($1,653,750)	(15)	$ (1,172)
US Treasury 6-7 yr Notes, strike price $110.50, expiration date 7/2/26, notional amount ($3,425,500)	(31)	(969)
US Treasury 6-7 yr Notes, strike price $110.75, expiration date 7/10/26, notional amount ($1,439,750)	(13)	(609)
US Treasury 6-7 yr Notes, strike price $111.00, expiration date 7/17/26, notional amount ($2,109,000)	(19)	(1,484)
US Treasury 10 yr Notes, strike price $108.00, expiration date 7/24/26, notional amount ($1,512,000)	(14)	(875)
US Treasury 10 yr Notes, strike price $108.50, expiration date 7/24/26, notional amount ($3,038,000)	(28)	(3,062)
US Treasury 10 yr Notes, strike price $109.25, expiration date 7/24/26, notional amount ($327,750)	(3)	(750)
US Treasury 10 yr Notes, strike price $109.50, expiration date 7/24/26, notional amount ($1,971,000)	(18)	(5,906)
US Treasury 10 yr Notes, strike price $110.75, expiration date 7/24/26, notional amount ($332,250)	(3)	(516)
	Number of contracts	Value (US $)
Options Written (continued)
Futures Option (continued)
US Treasury 10 yr Notes, strike price $111.00, expiration date 7/24/26, notional amount ($6,660,000)	(60)	$ (7,500)
		(33,328)
	Notional amount*
Call Swaptions — (0.00%)
10 yr IRS pay a fixed rate 3.875% and receive a floating rate based on 1-month USD-ICE SOFR expiration date 7/24/26 (JPM)	(2,200,000)	(3,100)
		(3,100)
Put Swaptions — (0.00%)
10 yr IRS pay a fixed rate 4.135% and receive a floating rate based on 1-month USD-ICE SOFR expiration date 7/24/26 (JPM)	(2,200,000)	(5,136)
		(5,136)
Total Options Written (premium received $85,484)		(41,564)

Liabilities Net of Receivables and Other Assets—(25.48%)★		(680,783,920)
Net Assets Applicable to 320,053,760 Shares Outstanding—100.00%		$2,671,345,707
°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
†	Non-income producing security.
♣	Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.
∞	Fully or partially pledged as collateral for futures, TBA, and swap contracts.
Δ	Securities have been classified by country of risk.

36    NQ- OPTFI [0626] 0826 (5831270)

~	Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Stated rate in effect at June 30, 2026.
‡	Security is currently in default.
■	Regulation S security. Security is offered and sold outside of the United States; therefore, it is exempt from registration with the SEC under Rules 903 and 904 of the Securities Act of 1933, as amended.
*	Notional amount shown is stated in USD unless noted that the options is denominated in another currency.
ψ	Perpetual security. Maturity date represents next call date.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At June 30, 2026, the aggregate value of Rule 144A securities was $718,646,894, which represents 26.90% of the Fund’s net assets.
♦	Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.
=	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security.
Σ	Interest only security. An interest only security is the interest only portion of a fixed income security, which is separated and sold individually from the principal portion of the security.
^	Zero-coupon security. The rate shown is the effective yield at the time of purchase.
Ω	Principal only security. A principal only security is the principal only portion of a fixed income security which is separated and sold individually from the interest portion of the security.
•	Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at June 30, 2026. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their descriptions. The reference rate descriptions (i.e. SOFR01M, SOFR03M, etc.) used in this report are identical for different securities, but the underlying reference rates may differ due to the timing of the reset period. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
μ	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at June 30, 2026. Rate will reset at a future date.
★	Includes $9,041,063 cash collateral held at broker for futures contracts, $4,243,000 cash collateral held at brokers for certain open derivatives, $3,654,000 cash collateral pledged for TBA transactions, $4,690,651 cash collateral due to broker for futures contracts, and $3,013,000 cash collateral due to brokers for certain open derivatives as of June 30, 2026.
The following forward foreign currency exchange contracts, futures contracts, and swap contracts were outstanding at June 30, 2026:
Forward Foreign Currency Exchange Contracts
Counterparty	Currency to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation	Unrealized Depreciation
BAML	BRL	(5,100,000)	USD	933,211	10/2/26	$—	$(32,591)
BAML	CAD	(36,063)	USD	26,141	7/2/26	711	—
BAML	CHF	(301,000)	USD	370,987	7/2/26	—	(1,619)
BAML	CNY	4,261,000	USD	(630,138)	7/2/26	—	(2,816)
BAML	ILS	(557,282)	USD	188,340	7/21/26	966	—
BAML	ILS	(909,385)	USD	305,719	8/12/26	—	(206)
BAML	INR	(956,529)	USD	10,099	7/6/26	—	(5)
BAML	INR	5,907,240	USD	(62,124)	9/16/26	—	(105)
BAML	JPY	317,357,407	USD	(1,995,168)	7/2/26	—	(43,036)
BAML	KRW	(1,493,392,307)	USD	980,637	7/15/26	15,078	—
BAML	MXN	(1,759,000)	USD	99,215	9/17/26	—	(705)
BAML	NOK	290,004	USD	(31,325)	7/2/26	—	(2,028)
BAML	NZD	(11,803,000)	USD	7,072,192	7/2/26	368,095	—
BAML	PLN	302,000	USD	(79,980)	7/23/26	297	—
BAML	SGD	(5,768,375)	USD	4,516,918	7/2/26	57,662	—
BAML	SGD	(6,901,417)	USD	5,344,467	8/4/26	—	(3,712)
BAML	THB	(15,270,624)	USD	460,000	9/16/26	—	(2,718)
BNP	AUD	(108,110)	USD	77,550	7/2/26	2,703	—
BNP	BRL	3,969,540	USD	(771,825)	8/4/26	—	(9,525)
BNP	BRL	(51,840,199)	USD	9,561,381	10/2/26	—	(255,755)
NQ- OPTFI [0626] 0826 (5831270)    37

Schedule of investments
Optimum Fixed Income Fund
Forward Foreign Currency Exchange Contracts
Counterparty	Currency to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation	Unrealized Depreciation
BNP	BRL	(68,254,000)	USD	12,649,913	4/2/27	$213,917	$—
BNP	CAD	(34,696,791)	USD	25,092,943	7/2/26	626,334	—
BNP	CAD	(998,099)	USD	703,567	8/4/26	—	(1,341)
BNP	CNY	(6,219,888)	USD	919,149	7/2/26	3,432	—
BNP	EUR	(219,000)	USD	248,489	7/2/26	—	(1,760)
BNP	EUR	(44,865,394)	USD	51,248,932	8/4/26	—	(91,693)
BNP	GBP	(676,463)	USD	895,250	7/2/26	—	(2,042)
BNP	GBP	530,463	USD	(699,559)	8/4/26	4,059	—
BNP	IDR	(18,769,954,245)	USD	1,050,000	7/6/26	2,386	—
BNP	IDR	(28,249,458,400)	USD	1,568,000	7/27/26	—	(5,599)
BNP	IDR	(8,812,503,000)	USD	490,000	8/3/26	—	(622)
BNP	IDR	44,731,035,775	USD	(2,510,462)	9/16/26	—	(28,383)
BNP	IDR	5,030,874,700	USD	(276,323)	12/16/26	915	—
BNP	ILS	(2,753,207)	USD	934,184	7/21/26	8,479	—
BNP	ILS	(253,000)	USD	84,840	8/12/26	—	(271)
BNP	INR	956,365	USD	(10,000)	7/6/26	102	—
BNP	INR	222,906,929	USD	(2,312,863)	7/20/26	39,134	—
BNP	INR	89,710,869	USD	(944,000)	7/27/26	2,047	—
BNP	INR	134,228,482	USD	(1,420,000)	7/29/26	—	(4,720)
BNP	INR	165,926,250	USD	(1,750,000)	8/3/26	—	(1,243)
BNP	INR	(233,929,311)	USD	2,458,881	8/18/26	—	(3,432)
BNP	INR	71,481,112	USD	(752,449)	9/16/26	—	(1,979)
BNP	JPY	331,773,384	USD	(2,086,608)	7/2/26	—	(45,801)
BNP	KRW	394,607,611	USD	(260,000)	7/6/26	—	(4,947)
BNP	KRW	(315,804,334)	USD	207,078	7/15/26	2,894	—
BNP	KRW	1,075,996,600	USD	(700,000)	7/27/26	—	(4,216)
BNP	NOK	1,245,924	USD	(125,658)	8/4/26	149	—
BNP	SGD	(3,071,270)	USD	2,377,620	8/4/26	—	(2,428)
BNP	THB	(14,026,623)	USD	430,000	7/6/26	7,570	—
BNP	THB	(31,879,120)	USD	967,100	9/16/26	1,124	—
BNP	TWD	4,267,043	USD	(135,217)	7/15/26	—	(1,334)
BNP	ZAR	(8,883,178)	USD	541,471	7/21/26	150	—
CITI	GBP	791,000	USD	(1,062,332)	7/2/26	—	(13,112)
CITI	IDR	11,920,033,440	USD	(664,350)	7/6/26	947	—
CITI	IDR	(22,653,201,458)	USD	1,255,318	9/16/26	—	(1,685)
CITI	IDR	16,121,375,902	USD	(886,786)	12/16/26	1,620	—
CITI	ILS	(3,069,813)	USD	1,056,756	7/21/26	24,599	—
CITI	ILS	(2,860,575)	USD	1,014,212	8/5/26	52,042	—
CITI	ILS	(427,608)	USD	145,538	8/12/26	1,686	—
CITI	INR	231,064,223	USD	(2,465,540)	8/18/26	—	(33,385)
CITI	INR	(9,637,688)	USD	100,283	9/16/26	—	(902)
CITI	KRW	149,488,060	USD	(98,886)	7/15/26	—	(2,234)
CITI	MXN	5,114,881	USD	(285,952)	9/17/26	4,599	—
CITI	PEN	17,882	USD	(5,198)	9/16/26	17	—
CITI	PEN	(6,211,982)	USD	1,777,137	12/16/26	—	(28,798)
CITI	PEN	(5,123,076)	USD	1,514,224	1/28/27	27,273	—
CITI	PEN	(7,298,540)	USD	2,055,001	5/7/27	—	(56,118)
CITI	PLN	10,063,941	USD	(2,720,741)	7/23/26	—	(45,560)
CITI	THB	(9,444,578)	USD	286,087	9/16/26	—	(95)
CITI	TWD	1,528,357	USD	(48,321)	7/15/26	—	(367)
DB	CNY	13,062,056	USD	(1,920,145)	7/2/26	2,903	—
38    NQ- OPTFI [0626] 0826 (5831270)

Forward Foreign Currency Exchange Contracts
Counterparty	Currency to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation	Unrealized Depreciation
DB	CNY	(13,033,062)	USD	1,920,145	8/4/26	$3,368	$—
DB	IDR	(20,753,501,390)	USD	1,151,973	9/16/26	383	—
DB	IDR	3,259,967,900	USD	(179,900)	12/16/26	—	(252)
DB	INR	163,730,467	USD	(1,697,417)	7/20/26	30,182	—
DB	JPY	926,716,654	USD	(5,724,431)	8/4/26	—	(8,244)
DB	MXN	(1,195,000)	USD	67,383	9/17/26	—	(499)
DB	NOK	1,426,973	USD	(153,579)	7/2/26	—	(9,423)
DB	PLN	5,726,639	USD	(1,542,670)	7/23/26	—	(20,425)
DB	SGD	(5,340,602)	USD	4,137,981	8/4/26	—	(662)
DB	ZAR	(13,990,317)	USD	864,240	7/21/26	11,702	—
GS	BRL	(24,221,336)	USD	4,562,120	7/2/26	—	(127,445)
GS	BRL	43,339,901	USD	(8,490,964)	8/4/26	—	(168,078)
GS	BRL	5,147,007	USD	(999,943)	9/2/26	—	(18,496)
GS	BRL	7,788,788	USD	(1,469,433)	10/2/26	5,554	—
GS	BRL	(37,200,000)	USD	6,902,443	4/2/27	124,541	—
GS	CAD	35,818,693	USD	(25,171,253)	7/2/26	86,471	—
GS	CAD	(35,767,797)	USD	25,171,253	8/4/26	—	(89,814)
GS	IDR	10,064,202,942	USD	(553,343)	9/16/26	5,109	—
GS	INR	22,748,413	USD	(237,185)	8/18/26	2,262	—
GS	INR	133,754,926	USD	(1,389,170)	9/16/26	15,104	—
GS	JPY	374,600,863	USD	(2,358,023)	7/2/26	—	(53,775)
GS	KRW	(301,375,733)	USD	195,177	7/6/26	384	—
GS	KRW	301,332,794	USD	(195,177)	7/15/26	—	(349)
GS	MXN	12,417,000	USD	(711,856)	9/17/26	—	(6,506)
GS	THB	(56,047,991)	USD	1,730,842	9/16/26	32,521	—
GS	ZAR	(29,058,628)	USD	1,766,069	7/21/26	—	(4,698)
JPMCB	AUD	1,311,334	USD	(903,530)	7/2/26	4,342	—
JPMCB	BRL	900,000	USD	(174,216)	7/2/26	36	—
JPMCB	BRL	(24,867,362)	USD	4,832,367	7/2/26	17,723	—
JPMCB	BRL	31,569,489	USD	(6,002,603)	10/2/26	—	(24,192)
JPMCB	BRL	(30,700,000)	USD	5,616,951	4/2/27	23,358	—
JPMCB	CAD	(1,087,000)	USD	767,578	7/2/26	1,074	—
JPMCB	CHF	(6,547,766)	USD	8,132,916	8/4/26	—	(3,584)
JPMCB	CNY	(11,110,000)	USD	1,645,806	7/2/26	10,147	—
JPMCB	EUR	219,000	USD	(255,270)	7/2/26	—	(5,020)
JPMCB	EUR	(3,728,330)	USD	4,410,343	8/21/26	140,851	—
JPMCB	EUR	(775,398)	USD	906,805	8/28/26	18,596	—
JPMCB	EUR	337,575	USD	(393,129)	8/28/26	—	(6,441)
JPMCB	GBP	114,537	USD	(151,563)	8/4/26	361	—
JPMCB	IDR	6,869,945,119	USD	(382,143)	7/6/26	1,291	—
JPMCB	IDR	(6,908,121,246)	USD	382,143	9/16/26	—	(1,181)
JPMCB	ILS	(3,773,283)	USD	1,264,697	7/7/26	—	(3,508)
JPMCB	ILS	(9,740,215)	USD	3,382,433	8/5/26	106,257	—
JPMCB	ILS	(1,287,839)	USD	436,762	8/12/26	3,521	—
JPMCB	INR	(22,353,282)	USD	235,070	9/16/26	386	—
JPMCB	INR	43,808,528	USD	(459,310)	9/30/26	55	—
JPMCB	JPY	(95,000,000)	USD	592,949	7/2/26	8,584	—
JPMCB	KRW	(93,128,396)	USD	60,167	7/6/26	—	(26)
JPMCB	KRW	156,300,374	USD	(101,964)	7/15/26	—	(908)
JPMCB	MXN	194,888,783	USD	(11,217,460)	9/17/26	—	(146,777)
JPMCB	MXN	4,678,193	USD	(266,719)	12/16/26	—	(2,935)
NQ- OPTFI [0626] 0826 (5831270)    39

Schedule of investments
Optimum Fixed Income Fund
Forward Foreign Currency Exchange Contracts
Counterparty	Currency to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation	Unrealized Depreciation
JPMCB	NOK	(3,737,606)	USD	377,599	7/2/26	$17	$—
JPMCB	NOK	3,739,245	USD	(377,599)	8/4/26	—	(29)
JPMCB	PLN	8,179,305	USD	(2,244,369)	7/10/26	—	(70,108)
JPMCB	PLN	220,000	USD	(58,251)	7/23/26	229	—
JPMCB	THB	14,026,623	USD	(419,638)	7/6/26	2,791	—
JPMCB	THB	(58,838,289)	USD	1,806,397	9/16/26	23,527	—
TD	AUD	(70,000)	USD	50,579	8/21/26	2,162	—
TD	EUR	288,726	USD	(337,669)	8/28/26	—	(6,937)
Total Forward Foreign Currency Exchange Contracts						$2,156,779	$(1,519,200)
Futures Contracts Exchange-Traded
Contracts to Buy (Sell)	Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation	Value/ Unrealized Depreciation	Variation Margin Due from (Due to) Brokers
Long Contracts:
3 Month EURIBOR
466	$129,678,587	$129,781,518	12/14/26	$—	$(102,931)	$13,310
3 Month SOFR
169	40,685,694	40,786,055	9/16/26	—	(100,361)	(2,113)
3 Month SONIA
186	59,181,888	58,904,558	6/15/27	277,330	—	(9,328)
Canadian Treasury 10 yr Bonds
59	5,038,244	4,989,857	9/18/26	48,387	—	—
Long 10 yr Gilt
21	2,484,985	2,439,523	9/28/26	45,462	—	(12,637)
US Treasury 2 yr Notes
744	153,362,813	153,502,095	9/30/26	—	(139,282)	(87,189)
US Treasury 5 yr Notes
2,547	272,648,391	271,753,051	9/30/26	895,340	—	(477,562)
US Treasury 10 yr Notes
1,107	121,648,922	120,936,982	9/21/26	711,940	—	(328,635)
US Treasury 10 yr Ultra Notes
20	2,249,375	2,220,019	9/21/26	29,356	—	(7,813)
US Treasury Long Bonds
1,201	136,313,500	133,276,070	9/21/26	3,037,430	—	(788,156)
US Treasury Ultra Bonds
506	58,775,062	57,176,056	9/21/26	1,599,006	—	(379,500)
				975,765,784		6,644,251	(342,574)	(2,079,623)
40    NQ- OPTFI [0626] 0826 (5831270)

Futures Contracts Exchange-Traded
Contracts to Buy (Sell)	Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation	Value/ Unrealized Depreciation	Variation Margin Due from (Due to) Brokers
Short Contracts:
Euro-Bobl
(174)	$(22,938,975)	$(22,837,530)	9/8/26	$—	$(101,445)	$3,976
Euro-Bund
(114)	(16,586,850)	(16,411,759)	9/8/26	—	(175,091)	9,117
Euro-Schatz
(51)	(6,174,565)	(6,167,070)	9/8/26	—	(7,495)	—
Japanese Treasury 10 yr Bonds
(17)	(13,358,898)	(13,325,529)	9/14/26	—	(33,369)	28,342
US Treasury 10 yr Ultra Notes
(1,463)	(164,541,781)	(163,200,094)	9/21/26	—	(1,341,687)	210,411
				(221,941,982)		—	(1,659,087)	251,846
Total Futures Contracts		$753,823,802		$6,644,251	$(2,001,661)	$(1,827,777)
Swap Contracts
CDS Contracts[1]
Counterparty/ Reference Obligation/ Termination Date/ Payment Frequency	Notional Amount[2]	Annual Protection Payments	Value	Amortized Upfront Payments Paid (Received)	Unrealized Appreciation	Unrealized Depreciation	Variation Margin Due from (Due to) Brokers
Centrally Cleared:
Protection Sold/Moody's Ratings:
Boeing 7.25% 6/15/25 Baa3 12/20/26–Quarterly	4,100,000	1.000%	$16,581	$(2,166)	$18,747	$—	$(64)
British Telecom 2.70% 10/9/22 Baa1 12/20/26–Quarterly	EUR 1,600,000	1.000%	31,386	(29,785)	61,171	—	(233)
CDX.ITRX.EUR.45[3] 6/20/31–Quarterly	EUR 80,000	1.000%	2,072	1,421	651	—	11
CDX.NA.IG.37[4] 12/20/26–Quarterly	300,000	1.000%	1,358	626	732	—	(5)
CDX.NA.IG.46[4] 6/20/31–Quarterly	3,100,000	1.000%	68,832	51,011	17,821	—	(340)
General Electric 2.70% 10/9/22 Baa1 12/20/26–Quarterly	1,200,000	1.000%	5,764	1,224	4,540	—	(27)
General Motors 4.875% 10/2/23 Baa2 6/20/28–Quarterly	275,000	5.000%	24,353	12,639	11,714	—	(34)
General Motors 4.875% 10/2/23 Baa2 12/20/26–Quarterly	240,000	5.000%	5,740	4,265	1,475	—	(31)
NQ- OPTFI [0626] 0826 (5831270)    41

Schedule of investments
Optimum Fixed Income Fund

Counterparty/ Reference Obligation/ Termination Date/ Payment Frequency	Notional Amount[2]	Annual Protection Payments	Value	Amortized Upfront Payments Paid (Received)	Unrealized Appreciation	Unrealized Depreciation	Variation Margin Due from (Due to) Brokers
Centrally Cleared: (continued)
Protection Sold/Moody's Ratings (continued):
Lloyds Banking Group 1.985% 12/15/31 Baa1 12/20/30–Quarterly	EUR 1,700,000	1.000%	$11,337	$(2,889)	$14,226	$—	$236
Natwest Group 1.50% 11/28/16 Baa1 12/20/30–Quarterly	EUR 6,300,000	1.000%	150,428	157,638	—	(7,210)	477
			317,851	193,984	131,077	(7,210)	(10)
Over-The-Counter:
Protection Sold/Moody's Ratings:
CITI Israel 2.875% 3/16/26 A2 6/20/27–Quarterly	2,200,000	1.000%	18,170	(3,221)	21,391	—	—
DB CMBX.NA.AAA[5] 10/17/57–Monthly	169,824	0.500%	14	(8,908)	8,922	—	—
JPMCB HOCHTIEF 1.00% 3/7/25 BBB 12/20/26–Quarterly	EUR 1,100,000	5.000%	30,684	40,221	—	(9,537)	—
JPMCB HOCHTIEF 5.00% 3/7/25 BBB 12/20/26–Quarterly	EUR 1,100,000	5.000%	30,684	40,068	—	(9,384)	—
			$79,552	$68,160	$30,313	$(18,921)	$—
Total CDS Contracts			$397,403	$262,144	$161,390	$(26,131)	$(10)
IRS Contracts[6]
Reference Obligation/ Termination Date/ Payment Frequency (Fixed Rate/ Floating Rate)	Notional Amount[2]	Fixed/ Floating Interest Rate Paid (Received)	Value	Amortized Upfront Payments Paid (Received)	Unrealized Appreciation	Unrealized Depreciation	Variation Margin Due from (Due to) Brokers
Centrally Cleared:
2 yr IRS[7] 3/18/28– (Annually/ Annually)	JPY 21,420,000,000	1.00%/ (0.977)%	$698,041	$644,183	$53,858	$—	$11,864
3 yr IRS[8] 1/4/27– (At Maturity/ At Maturity)	BRL 2,900,000	(11.566)%/ 14.15%	(23,983)	—	—	(23,983)	36
3 yr IRS[8] 1/4/27– (At Maturity/ At Maturity)	BRL 196,500,000	(11.496)%/ 14.15%	(1,681,971)	—	—	(1,681,971)	2,291
42    NQ- OPTFI [0626] 0826 (5831270)

IRS Contracts[6]
Reference Obligation/ Termination Date/ Payment Frequency (Fixed Rate/ Floating Rate)	Notional Amount[2]	Fixed/ Floating Interest Rate Paid (Received)	Value	Amortized Upfront Payments Paid (Received)	Unrealized Appreciation	Unrealized Depreciation	Variation Margin Due from (Due to) Brokers
Centrally Cleared (continued):
4 yr IRS[9] 11/30/30– (Annually/ Annually)	200,000	4.00%/ (3.68)%	$(625)	$(879)	$254	$—	$565
5 yr IRS[10] 4/11/27– (Annually/ Semiannually)	EUR 1,900,000	(0.70)%/ 2.453%	(46,095)	—	—	(46,095)	429
5 yr IRS[10] 4/12/27– (Annually/ Semiannually)	EUR 3,800,000	(0.65)%/ 2.453%	(93,811)	—	—	(93,811)	863
5 yr IRS[10] 5/13/27– (Annually/ Semiannually)	EUR 4,100,000	(1.00)%/ 2.548%	(91,893)	—	—	(91,893)	860
5 yr IRS[10] 5/18/27– (Annually/ Semiannually)	EUR 2,000,000	(1.00)%/ 2.594%	(44,338)	—	—	(44,338)	419
5 yr IRS[11] 10/5/29– (Annually/ Annually)	EUR 2,000,000	2.05%/ (2.181)%	25,127	—	25,127	—	(885)
5 yr IRS[11] 10/5/29– (Annually/ Annually)	EUR 3,200,000	2.056%/ (2.181)%	39,352	—	39,352	—	(1,415)
5 yr IRS[11] 10/5/29– (Annually/ Annually)	EUR 4,700,000	2.063%/ (2.181)%	56,396	—	56,396	—	(2,078)
5 yr IRS[9] 12/18/29– (Annually/ Annually)	20,260,000	3.75%/ (3.679)%	114,636	26,732	87,904	—	43,107
5 yr IRS[12] 3/18/31– (Annually/ Annually)	GBP 18,900,000	(3.50)%/ 3.729%	(613,458)	(76,526)	—	(536,932)	(32,149)
5 yr IRS[10] 9/16/31– (Annually/ Semiannually)	EUR 14,900,000	(2.50)%/ 2.568%	(195,803)	12,343	—	(208,146)	4,708
7 yr IRS[9] 10/31/30– (Annually/ Annually)	2,200,000	3.545%/ (3.741)%	35,229	—	35,229	—	6,036
7 yr IRS[9] 10/31/30– (Annually/ Annually)	2,300,000	3.677%/ (3.741)%	22,865	—	22,865	—	6,337
7 yr IRS[9] 10/31/30– (Annually/ Annually)	2,900,000	3.664%/ (3.741)%	30,557	—	30,557	—	7,987
7 yr IRS[9] 10/31/30– (Annually/ Annually)	3,390,000	3.582%/ (3.741)%	48,617	—	48,617	—	9,312
NQ- OPTFI [0626] 0826 (5831270)    43

Schedule of investments
Optimum Fixed Income Fund
IRS Contracts[6]
Reference Obligation/ Termination Date/ Payment Frequency (Fixed Rate/ Floating Rate)	Notional Amount[2]	Fixed/ Floating Interest Rate Paid (Received)	Value	Amortized Upfront Payments Paid (Received)	Unrealized Appreciation	Unrealized Depreciation	Variation Margin Due from (Due to) Brokers
Centrally Cleared (continued):
7 yr IRS[9] 10/31/30– (Annually/ Annually)	4,300,000	3.623%/ (3.741)%	$53,363	$—	$53,363	$—	$11,827
7 yr IRS[9] 10/31/30– (Annually/ Annually)	4,400,000	3.601%/ (3.741)%	59,185	—	59,185	—	12,094
7 yr IRS[9] 10/31/30– (Annually/ Annually)	9,800,000	3.601%/ (3.741)%	131,780	—	131,780	—	26,936
7 yr IRS[9] 10/31/30– (Annually/ Annually)	9,900,000	3.689%/ (3.741)%	92,766	—	92,766	—	27,286
7 yr IRS[9] 10/31/30– (Annually/ Annually)	15,300,000	3.595%/ (3.741)%	209,858	—	209,858	—	42,046
7 yr IRS[9] 5/15/32– (Annually/ Annually)	43,270,000	3.75%/ (3.619)%	378,962	(3,619)	382,581	—	166,503
8 yr IRS[13] 6/1/32– (Semiannually/ Semiannually)	CAD 16,200,000	3.50%/ (2.32)%	(346,439)	52,522	—	(398,961)	8,762
8 yr IRS[13] 6/1/33– (Semiannually/ Semiannually)	CAD 200,000	2.90%/ (2.292)%	2,294	(99)	2,393	—	107
8 yr IRS[13] 6/1/33– (Semiannually/ Semiannually)	CAD 300,000	2.85%/ (2.292)%	1,346	(1)	1,347	—	161
8 yr IRS[13] 6/1/33– (Semiannually/ Semiannually)	CAD 2,300,000	3.00%/ (2.292)%	(4,130)	6,832	—	(10,962)	1,229
9 yr IRS[13] 6/1/34– (Semiannually/ Semiannually)	CAD 2,600,000	3.00%/ (2.292)%	(535)	(2,336)	1,801	—	1,565
9 yr IRS[13] 6/1/34– (Semiannually/ Semiannually)	CAD 3,500,000	3.00%/ (2.292)%	(756)	1,513	—	(2,269)	2,106
9 yr IRS[13] 6/1/34– (Semiannually/ Semiannually)	CAD 5,800,000	3.00%/ (2.292)%	(2,426)	8,754	—	(11,180)	3,491
10 yr IRS[9] 8/14/34– (Annually/ Annually)	100,000	3.569%/ (3.90)%	3,045	—	3,045	—	505
10 yr IRS[9] 9/4/34– (Annually/ Annually)	180,000	3.47%/ (3.857)%	6,823	—	6,823	—	911
44    NQ- OPTFI [0626] 0826 (5831270)

IRS Contracts[6]
Reference Obligation/ Termination Date/ Payment Frequency (Fixed Rate/ Floating Rate)	Notional Amount[2]	Fixed/ Floating Interest Rate Paid (Received)	Value	Amortized Upfront Payments Paid (Received)	Unrealized Appreciation	Unrealized Depreciation	Variation Margin Due from (Due to) Brokers
Centrally Cleared (continued):
10 yr IRS[9] 12/18/34– (Annually/ Annually)	40,800,000	3.75%/ (3.679)%	$650,976	$(722,241)	$1,373,217	$—	$216,387
10 yr IRS[10] 1/8/35– (Annually/ Semiannually)	EUR 80,000	(2.22)%/ 2.104%	(4,512)	—	—	(4,512)	15
10 yr IRS[9] 2/26/35– (Annually/ Annually)	800,000	4.00%/ (3.647)%	(1,929)	—	—	(1,929)	4,387
10 yr IRS[9] 3/3/35– (Annually/ Annually)	250,000	3.89%/ (3.645)%	1,512	—	1,512	—	1,367
10 yr IRS[9] 3/4/35– (Annually/ Annually)	300,000	3.908%/ (3.645)%	1,416	—	1,416	—	1,642
10 yr IRS[9] 3/5/35– (Annually/ Annually)	400,000	3.87%/ (3.643)%	3,037	—	3,037	—	2,185
10 yr IRS[9] 3/5/35– (Annually/ Annually)	1,600,000	3.874%/ (3.643)%	11,664	—	11,664	—	8,742
10 yr IRS[9] 3/11/35– (Annually/ Annually)	890,000	3.899%/ (3.642)%	4,856	—	4,856	—	4,879
10 yr IRS[10] 4/1/35– (Annually/ Semiannually)	EUR 1,100,000	(2.46)%/ 2.529%	(39,817)	—	—	(39,817)	139
10 yr IRS[14] 6/18/35– (Semiannually/ Semiannually)	AUD 26,000,000	(4.50)%/ 4.847%	(408,893)	368,251	—	(777,144)	(21,706)
10 yr IRS[9] 2/15/36– (Annually/ Annually)	2,900,000	3.755%/ (3.642)%	57,996	—	57,996	—	17,022
10 yr IRS[9] 3/3/36– (Annually/ Annually)	300,000	3.748%/ (3.647)%	6,238	—	6,238	—	1,765
10 yr IRS[9] 3/3/36– (Annually/ Annually)	1,600,000	3.775%/ (3.647)%	29,667	—	29,667	—	9,429
10 yr IRS[12] 3/18/36– (Annually/ Annually)	GBP 4,240,000	(4.00)%/ 3.729%	(140,719)	(149,209)	8,490	—	(19,033)
10 yr IRS[9] 5/22/36– (Annually/ Annually)	1,600,000	(3.96)%/ 3.626%	(6,890)	—	—	(6,890)	(9,659)
NQ- OPTFI [0626] 0826 (5831270)    45

Schedule of investments
Optimum Fixed Income Fund
IRS Contracts[6]
Reference Obligation/ Termination Date/ Payment Frequency (Fixed Rate/ Floating Rate)	Notional Amount[2]	Fixed/ Floating Interest Rate Paid (Received)	Value	Amortized Upfront Payments Paid (Received)	Unrealized Appreciation	Unrealized Depreciation	Variation Margin Due from (Due to) Brokers
Centrally Cleared (continued):
10 yr IRS[9] 5/28/36– (Annually/ Annually)	2,500,000	(4.002)%/ 3.632%	$(2,342)	$—	$—	$(2,342)	$(15,142)
10 yr IRS[10] 9/16/36– (Annually/ Semiannually)	EUR 22,450,000	(2.75)%/ 2.568%	(402,583)	(428,082)	25,499	—	(1,562)
27 yr IRS[9] 11/15/53– (Annually/ Annually)	220,000	3.998%/ (3.62)%	7,604	—	7,604	—	2,580
30 yr IRS[9] 12/21/52– (Annually/ Annually)	17,000,000	1.75%/ (3.678)%	6,872,023	3,077,251	3,794,772	—	146,204
30 yr IRS[9] 9/19/53– (Annually/ Annually)	4,800,000	1.842%/ (3.837)%	1,920,198	1,434,422	485,776	—	42,046
30 yr IRS[9] 10/27/53– (Semiannually/ Quarterly)	13,680,000	2.06%/ (3.618)%	5,425,860	—	5,425,860	—	118,201
30 yr IRS[9] 6/20/54– (Annually/ Annually)	8,400,000	3.50%/ (3.624)%	976,455	(3,049)	979,504	—	93,597
30 yr IRS[10] 9/16/56– (Annually/ Semiannually)	EUR 6,790,000	3.00%/ (2.568)%	124,190	(41,120)	165,310	—	3,373
Total IRS Contracts			$13,949,986	$4,205,642	$13,727,519	$(3,983,175)	$970,674
The use of forward foreign currency exchange contracts, futures contracts, and swap contracts involves elements of market risk and risks in excess of the amounts disclosed in the schedule of investments. The forward foreign currency exchange contracts and notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) and variation margin are reflected in the Fund’s net assets.
[1]	A CDS contract is a risk-transfer instrument through which one party (purchaser of protection) transfers to another party (seller of protection) the financial risk of a credit event (as defined in the CDS agreement), as it relates to a particular reference security or basket of securities (such as an index). Periodic payments (receipts) on such contracts are accrued daily and recorded as unrealized losses (gains) on swap contracts. Upon payment (receipt), such amounts are recorded as realized losses (gains) on swap contracts. Upfront payments made or received in connection with CDS contracts are amortized over the expected life of the CDS contracts as unrealized losses (gains) on swap contracts. The change in value of CDS contracts is recorded daily as unrealized appreciation or depreciation. A realized gain or loss is recorded upon a credit event (as defined in the CDS agreement) or the maturity or termination of the CDS agreement.
[2]	Notional amount shown is stated in USD unless noted that the swap is denominated in another currency.
[3]	Markit’s iTraxx Europe Main Index, or the ITRX EUR CDSI S41, is comprised of 125 Financial entities from the Markit iTraxx® Europe Index referencing subordinated debt.
[4]	Markit’s North America Investment Grade Index, or the CDX.NA.IG Index, is composed of 125 liquid North American entities with investment grade credit ratings that trade in the CDS market.
[5]	Markit’s CMBX Index, or the CMBX.NA Index, is a synthetic tradable index referencing a basket of 25 commercial mortgage-backed securities in North America. Credit-quality rating are measured on a scale that generally ranges from AAA (highest) to BB (lowest). US Agency and US Agency mortgage-backed securities appear under US Government.

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[6]	An IRS agreement is an exchange of interest rates between counterparties. Periodic payments (receipt) on such contracts are accrued daily and recorded as unrealized appreciation (depreciation) on swap contracts. Upon periodic payment (receipts) or termination of the contract, such amounts are recorded as realized gains (losses) on swap contracts.
[7]	Rates resets based on MUTKCALM.
[8]	Rates resets based on Brazil CETIP Interbank Deposit.
[9]	Rates resets based on SOFR.
[10]	Rates resets based on EUR006M.
[11]	Rates resets based on ESTR.
[12]	Rates resets based on SONIA.
[13]	Rates resets based on CORRA.
[14]	Rates resets based on ASX Australian Bank Short Term Bill.
Summary of abbreviations:
12MTA – 12 Month Treasury Average
ABS – Asset-Backed Security
AD – Akcionarsko Drustvo
ADR – American Depositary Receipt
AMT – Subject to Alternative Minimum Tax
ARM – Adjustable Rate Mortgage
ASX – Australian Securities Exchange
BAML – Bank of America Merrill Lynch
BNP – BNP Paribas
CDS – Credit Default Swap
CDX.ITRX.EUR – Credit Default Swap Index iTraxx Europe
CDX.NA.IG – Credit Default Swap Index North America Investment Grade
CETIP – Central de Custódia de Liquidação Financeira de Títulos
CITI – Citigroup
CJSC – Closed Joint Stock Company
CLO – Collateralized Loan Obligation
CMBX.NA – Commercial Mortgage-Backed Index North America
CORRA – Canadian Overnight Repo Rate Average
DAC – Designated Activity Company
DB – Deutsche Bank
ESTR – Euro Short-Term Rate
EUR003M – EURIBOR EUR 3 Month
EUR006M – EURIBOR EUR 6 Month
EURIBOR – Euro interbank offered rate
FREMF – Freddie Mac Multifamily
GNMA – Government National Mortgage Association
GS – Goldman Sachs
Summary of abbreviations: (continued)
H15T1Y – US Treasury Yield Curve Rate T Note Constant Maturity 1 Year
IBOR – Interbank Offered Rate
ICE – Intercontinental Exchange, Inc.
IRS – Interest Rate Swap
JPM – JPMorgan
JPMCB – JPMorgan Chase Bank
JSC – Joint Stock Company
LNG – Liquefied Natural Gas
MASTR – Mortgage Asset Securitization Transactions, Inc.
MS – Morgan Stanley
MUTKCALM – Japan Overnight Call Rate
PJSC – Private Joint Stock Company
REMIC – Real Estate Mortgage Investment Conduit
RFUCCT1Y – Refinitiv USD IBOR Consumer Cash Fallbacks Term 1 Year
RJ – Rajasthan
S.F. – Single Family
SAOG – Societe Anonyme Omanaise Generale
SOFR – Secured Overnight Financing Rate
SOFR01M – Secured Overnight Financing Rate 1 Month
SOFR03M – Secured Overnight Financing Rate 3 Month
SOFR06M – Secured Overnight Financing Rate 6 Month
SOFRINDX – Secured Overnight Financing Rate Index
SONIA – Sterling Overnight Indexed Average
TAS – Turk Anonim Sirketi
TBA – To be announced
TD – TD Bank
TSFR01M – 1 Month Term Secured Overnight Financing Rate
TSFR03M – 3 Month Term Secured Overnight Financing Rate
TSFR06M – 6 Month Term Secured Overnight Financing Rate
USD – US Dollar
yr – Year
Summary of currencies:
AUD – Australian Dollar
BRL – Brazilian Real
CAD – Canadian Dollar
CHF – Swiss Franc
CNY – China Yuan Renminbi
DKK – Danish Krone
EUR – European Monetary Unit
GBP – British Pound Sterling
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Schedule of investments
Optimum Fixed Income Fund
Summary of currencies: (continued)
IDR – Indonesian Rupiah
ILS – Israeli New Shekel
INR – Indian Rupee
JPY – Japanese Yen
KRW – South Korean Won
MXN – Mexican Peso
NOK – Norwegian Krone
NZD – New Zealand Dollar
Summary of currencies: (continued)
PEN – Peruvian Sol
PLN – Polish Zloty
SGD – Singapore Dollar
THB – Thai Baht
TWD – New Taiwan Dollar
USD – US Dollar
ZAR – South African Rand

48    NQ- OPTFI [0626] 0826 (5831270)